UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21632

Kiewit Investment Fund LLLP

(Exact name of registrant as specified in charter)

 (Address of principal executive offices) (Zip code)

Eric Olson

Kiewit Plaza

Omaha, NE  68131

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 1-800-443-4306

Date of fiscal year end: March 31

Date of reporting period: April 1, 2010 to June 30, 2010

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2010 (Unaudited)

	Shares	Fair
		Value
EQUITY INVESTMENTS (57.5%)
Common Stocks (Active & Passive Domestic Equities) (30.6%)
Consumer Discretionary — 3.4%
99 Cents Only Stores*	175	$ 2,590
Aaron Rents, Inc.	228	3,892
Abercrombie & Fitch Co., Class A	279	8,563
Advance Auto Parts, Inc.	263	13,197
Aeropostale, Inc.*	300	8,592
AFC Enterprises, Inc.*	100	910
Amazon.com, Inc.*	1,079	117,892
Ambassadors Group, Inc.	100	1,129
American Axle & Manufacturing Holdings, Inc.*	158	1,158
American Eagle Outfitters, Inc.	566	6,651
American Greetings Corp., Class A	119	2,232
American Public Education, Inc.*	45	1,966
America's Car-Mart, Inc.*	50	1,131
Amerigon, Inc.*	123	908
Ameristar Casinos, Inc.	100	1,506
AnnTaylor Stores Corp.*	200	3,254
Apollo Group, Inc., Class A*	385	16,351
Arbitron, Inc.	100	2,563
Asbury Automotive Group, Inc.*	89	938
Ascent Media Corp., Class A*	55	1,389
Audiovox Corp., Class A*	100	735
Autoliv, Inc.*	260	12,441
AutoNation, Inc.*	235	4,582
AutoZone, Inc.*	82	15,844
Bally Technologies, Inc.*	162	5,247
Barnes & Noble, Inc.	100	1,290
Beazer Homes USA, Inc.*	252	915
bebe stores, inc.	100	640
Bed Bath & Beyond, Inc.*	786	29,145
Belo Corp., Class A*	266	1,514
Best Buy Co., Inc.	1,068	36,162
Big 5 Sporting Goods Corp.	100	1,314
Big Lots, Inc.*	265	8,504
Biglari Holdings, Inc.*	5	1,434
BJ's Restaurants, Inc.*	36	850
Blue Nile, Inc.*	40	1,883
Bluegreen Corp.*	100	301
Blyth, Inc.	25	852
Bob Evans Farms, Inc.	100	2,462
BorgWarner, Inc.*	352	13,144
Boyd Gaming Corp.*	164	1,392
Bridgepoint Education, Inc.*	52	822
Brinker International, Inc.	323	4,671
Brown Shoe Co., Inc.	115	1,746
Brunswick Corp.	272	3,381
Buckle, Inc./The	82	2,658
Buffalo Wild Wings, Inc.*	54	1,975
Build-A-Bear Workshop, Inc.*	100	678
Burger King Holdings, Inc.	252	4,244
Cabela's, Inc.*	120	1,697
Cablevision Systems Corp., Class A	746	17,911
California Pizza Kitchen, Inc.*	50	757
Callaway Golf Co.	145	876
Capella Education Co.*	44	3,579
Career Education Corp.*	222	5,110
CarMax, Inc.*	700	13,930
Carnival Corp.	1,332	40,280
Carter's, Inc.*	162	4,253
Cato Corp./The, Class A	100	2,202
Cavco Industries, Inc.*	35	1,231
CBS Corp., Class B	2,070	26,765
CEC Entertainment, Inc.*	68	2,398
Central European Media Enterprises Ltd., Class A*	98	1,950
Charming Shoppes, Inc.*	400	1,500
Cheesecake Factory, Inc./The*	200	4,452
Cherokee, Inc.	66	1,129
Chico's FAS, Inc.	552	5,454
Children's Place Retail Stores, Inc./The*	105	4,622
Chipotle Mexican Grill, Inc.*	101	13,818
Choice Hotels International, Inc.	100	3,021
Christopher & Banks Corp.	100	619
Churchill Downs, Inc.	32	1,050
Cinemark Holdings, Inc.	240	3,156
Citi Trends, Inc.*	36	1,186
CKE Restaurants, Inc.	200	2,506
CKX, Inc.*	100	499
Clear Channel Outdoor Holdings, Inc., Class A*	106	920
Coach, Inc.	943	34,467
Coinstar, Inc.*	100	4,297
Coldwater Creek, Inc.*	168	564
Collective Brands, Inc.*	200	3,160
Columbia Sportswear Co.	35	1,633
Comcast Corp., Class A	8,629	149,886
Cooper Tire & Rubber Co.	169	3,296
Core-Mark Holding Co., Inc.*	41	1,123
Corinthian Colleges, Inc.*	232	2,285
Cracker Barrel Old Country Store, Inc.	73	3,399
CROCS, Inc.*	249	2,634
CSS Industries, Inc.	60	990
Dana Holding Corp.*	434	4,340
Darden Restaurants, Inc.	444	17,249
Deckers Outdoor Corp.*	42	6,001
Denny's Corp.*	300	780
DeVry, Inc.	203	10,655
Dex One Corp.*	151	2,869
Dick's Sporting Goods, Inc.*	255	6,347
Dillard's, Inc., Class A	152	3,268
DineEquity, Inc.*	54	1,508
DIRECTV, Class A*	2,728	92,534
Discovery Communications, Inc., Class A*	883	31,532
DISH Network Corp., Class A	640	11,616
Dollar General Corp.*	219	6,033
Dollar Tree, Inc.*	374	15,549
Domino's Pizza, Inc.*	100	1,130
Dorman Products, Inc.*	62	1,260
DR Horton, Inc.	900	8,847
DreamWorks Animation SKG, Inc., Class A*	236	6,738
Dress Barn, Inc./The*	195	4,643
Drew Industries, Inc.*	41	828
Drugstore.Com, Inc.*	323	995
DSW, Inc., Class A*	20	449
Eastman Kodak Co.*	825	3,580
Education Management Corp.*	78	1,189
Ethan Allen Interiors, Inc.	100	1,399
EW Scripps Co., Class A*	133	988
Exide Technologies*	206	1,071
Expedia, Inc.	600	11,268
Family Dollar Stores, Inc.	404	15,227
Federal-Mogul Corp.*	80	1,042
Finish Line, Inc./The, Class A	133	1,853
Foot Locker, Inc.	482	6,083
Ford Motor Co.*	10,249	103,310
Fortune Brands, Inc.	6,360	249,185
Fossil, Inc.*	151	5,240
Fred's, Inc., Class A	100	1,106
Fuel Systems Solutions, Inc.*	40	1,038
Furniture Brands International, Inc.*	177	924
GameStop Corp., Class A*	420	7,892
Gannett Co., Inc.	738	9,933
Gap, Inc./The	1,420	27,633
Garmin Ltd.	351	10,242
Gaylord Entertainment Co.*	66	1,458
Genesco, Inc.*	57	1,500
Gentex Corp.	428	7,695
Genuine Parts Co.	500	19,725
G-III Apparel Group Ltd.*	44	1,007
Goodyear Tire & Rubber Co./The*	800	7,952
Grand Canyon Education, Inc.*	126	2,952
Group 1 Automotive, Inc.*	62	1,459
Guess?, Inc.	186	5,811
Gymboree Corp.*	100	4,271
H&R Block, Inc.	945	14,827
Hanesbrands, Inc.*	288	6,929
Harley-Davidson, Inc.	743	16,517
Harman International Industries, Inc.*	225	6,725
Harte-Hanks, Inc.	103	1,076
Hasbro, Inc.	400	16,440
Haverty Furniture Cos., Inc.	73	897
Helen of Troy Ltd.*	100	2,206
hhgregg, Inc.*	46	1,073
Hibbett Sports, Inc.*	79	1,893
Hillenbrand, Inc.	208	4,449
Historic TW, Inc.	3,495	101,040
Home Depot, Inc.	5,225	146,666
HOT Topic, Inc.	200	1,016
Hovnanian Enterprises, Inc., Class A*	265	975
HSN, Inc.*	140	3,360
Hyatt Hotels Corp., Class A*	140	5,193
Iconix Brand Group, Inc.*	213	3,061
Interactive Data Corp.	100	3,338
International Game Technology	962	15,103
International Speedway Corp., Class A	100	2,576
Interpublic Group of Cos., Inc./The*	1,520	10,838
Interval Leisure Group, Inc.*	140	1,743
iRobot Corp.*	82	1,541
Isle of Capri Casinos, Inc.*	100	926
ITT Educational Services, Inc.*	108	8,966
J. Crew Group, Inc.*	156	5,742
J.C. Penney Co., Inc.	16,570	355,924
Jack in the Box, Inc.*	183	3,559
Jakks Pacific, Inc.*	100	1,438
Jarden Corp.	264	7,094
Jo-Ann Stores, Inc.*	71	2,663
John Wiley & Sons, Inc., Class A	134	5,182
Johnson Controls, Inc.	2,132	57,287
Jones Apparel Group, Inc.	262	4,153
JoS. A. Bank Clothiers, Inc.*	54	2,915
Journal Communications, Inc., Class A*	130	516
K12, Inc.*	62	1,375
KB Home	226	2,486
Kirkland's, Inc.*	55	928
Knology, Inc.*	90	984
Kohl's Corp.*	936	44,460
Krispy Kreme Doughnuts, Inc.*	200	674
K-Swiss, Inc., Class A*	100	1,123
Lamar Advertising Co., Class A*	165	4,046
Landry's Restaurants, Inc.*	20	489
Las Vegas Sands Corp.*	948	20,989
La-Z-Boy, Inc.*	200	1,486
Leapfrog Enterprises, Inc.*	100	402
Lear Corp.*	137	9,069
Leggett & Platt, Inc.	456	9,147
Lennar Corp., Class A	500	6,955
Liberty Global, Inc., Class A*	773	20,090
Liberty Media Corp. - Capital, Series A*	261	10,939
Liberty Media Corp. - Interactive, Class A*	1,859	19,520
Liberty Media Corp. - Starz, Series A*	128	6,636
Life Time Fitness, Inc.*	121	3,847
Limited Brands, Inc.	840	18,539
LIN TV Corp., Class A*	60	325
Lincoln Educational Services Corp.*	48	988
Lions Gate Entertainment Corp.*	269	1,878
Live Nation Entertainment, Inc.*	480	5,016
Liz Claiborne, Inc.*	282	1,190
LKQ Corp.*	432	8,329
Lowe's Cos., Inc.	4,445	90,767
Lumber Liquidators Holdings, Inc.*	45	1,050
M/I Homes, Inc.*	82	790
Macy's, Inc.	1,339	23,968
Madison Square Garden, Inc., Class A*	191	3,757
Magna International, Inc., Class A	1,112	73,348
Maidenform Brands, Inc.*	55	1,120
Marcus Corp.	100	946
Marriott International, Inc., Class A	841	25,180
Martha Stewart Living Omnimedia, Class A*	222	1,092
Mattel, Inc.	1,147	24,271
Matthews International Corp., Class A	100	2,928
McClatchy Co./The, Class A*	426	1,551
McDonald's Corp.	3,329	219,281
McGraw-Hill Cos., Inc./The	937	26,367
MDC Holdings, Inc.	136	3,665
Media General, Inc., Class A*	175	1,708
Mediacom Communications Corp., Class A*	200	1,344
Men's Wearhouse, Inc./The	153	2,809
Meredith Corp.	100	3,113
Meritage Homes Corp.*	128	2,084
MGM Resorts International*	836	8,059
Midas, Inc.*	100	767
Modine Manufacturing Co.*	125	960
Mohawk Industries, Inc.*	183	8,374
Monro Muffler Brake, Inc.	48	1,897
Morningstar, Inc.*	60	2,551
Movado Group, Inc.*	100	1,068
Multimedia Games, Inc.*	100	450
National CineMedia, Inc.	119	1,983
National Presto Industries, Inc.	13	1,207
NetFlix, Inc.*	127	13,799
New York Times Co./The, Class A*	488	4,221
Newell Rubbermaid, Inc.	782	11,448
News Corp., Class A	7,006	83,792
NIKE, Inc., Class B	1,115	75,318
Nordstrom, Inc.	521	16,771
NutriSystem, Inc.	100	2,294
NVR, Inc.*	19	12,446
O'Charleys, Inc.*	100	530
Office Depot, Inc.*	861	3,478
OfficeMax, Inc.*	224	2,925
Omnicom Group, Inc.	13,873	475,844
Orbitz Worldwide, Inc.*	44	168
O'Reilly Automotive, Inc.*	438	20,831
Orient-Express Hotels Ltd., Class A*	308	2,279
Overstock.com, Inc.*	62	1,120
Oxford Industries, Inc.	56	1,172
P.F. Chang's China Bistro, Inc.	73	2,894
Pacific Sunwear Of California*	218	698
Panera Bread Co., Class A*	85	6,400
Papa John's International, Inc.*	56	1,295
Peet's Coffee & Tea, Inc.*	31	1,217
Penn National Gaming, Inc.*	200	4,620
Penske Automotive Group, Inc.*	117	1,329
PEP Boys-Manny Moe & Jack	200	1,772
Perry Ellis International, Inc.*	50	1,010
PetMed Express, Inc.	56	997
PetSmart, Inc.	340	10,258
Phillips-Van Heusen Corp.	163	7,542
Pier 1 Imports, Inc.*	400	2,564
Pinnacle Entertainment, Inc.*	166	1,570
Polaris Industries, Inc.	100	5,462
Polo Ralph Lauren Corp.	176	12,841
Pool Corp.	145	3,178
Pre-Paid Legal Services, Inc.*	32	1,456
priceline.com, Inc.*	146	25,775
PRIMEDIA, Inc.	83	243
Pulte Group, Inc.*	1,040	8,611
Quiksilver, Inc.*	357	1,321
RadioShack Corp.	399	7,784
RC2 Corp.*	76	1,224
RCN Corp.*	100	1,481
Red Robin Gourmet Burgers, Inc.*	49	841
Regal Entertainment Group, Class A	271	3,534
Regis Corp.	200	3,114
Rent-A-Center, Inc.*	200	4,052
Rentrak Corp.*	57	1,387
Retail Ventures, Inc.*	88	688
Ross Stores, Inc.	366	19,504
Royal Caribbean Cruises Ltd.*	400	9,108
Ruby Tuesday, Inc.*	183	1,555
Rue21, Inc.*	35	1,062
Ryland Group, Inc.	122	1,930
Saks, Inc.*	348	2,641
Sally Beauty Holdings, Inc.*	300	2,460
Scholastic Corp.	55	1,327
Scientific Games Corp., Class A*	206	1,895
Scripps Networks Interactive, Inc., Class A	272	10,972
Sears Holdings Corp.*	134	8,663
Select Comfort Corp.*	183	1,601
Service Corp. International/US	837	6,194
Sherwin-Williams Co./The	4,725	326,923
Shoe Carnival, Inc.*	51	1,046
Shuffle Master, Inc.*	240	1,922
Shutterfly, Inc.*	57	1,366
Signet Jewelers Ltd.*	263	7,233
Sinclair Broadcast Group, Inc., Class A*	200	1,166
Sirius XM Radio, Inc.*	11,847	11,249
Skechers U.S.A., Inc., Class A*	100	3,652
Skyline Corp.	67	1,207
Smith & Wesson Holding Corp.*	298	1,219
Sonic Automotive, Inc., Class A*	80	685
Sonic Corp.*	200	1,550
Sotheby's	200	4,574
Spartan Motors, Inc.	225	945
Speedway Motorsports, Inc.	19	258
Sport Supply Group, Inc.	91	1,225
Stage Stores, Inc.	150	1,602
Standard Motor Products, Inc.	116	936
Standard Pacific Corp.*	260	866
Stanley Black & Decker, Inc.	501	25,311
Staples, Inc.	2,270	43,244
Starbucks Corp.	2,348	57,056
Starwood Hotels & Resorts Worldwide, Inc.	581	24,071
Stein Mart, Inc.*	129	804
Steiner Leisure Ltd.*	30	1,153
Steven Madden Ltd.*	75	2,364
Stewart Enterprises, Inc., Class A	191	1,033
Strayer Education, Inc.	44	9,147
Sturm Ruger & Co., Inc.	95	1,361
Superior Industries International, Inc.	100	1,344
SuperMedia, Inc.*	71	1,299
Systemax, Inc.	52	784
Talbots, Inc.*	262	2,701
Target Corp.	2,274	111,813
Tempur-Pedic International, Inc.*	232	7,134
Tenneco, Inc.*	191	4,022
Texas Roadhouse, Inc.*	200	2,524
Thomson Reuters Corp.	1,160	41,563
Thor Industries, Inc.	100	2,375
Tiffany & Co.	400	15,164
Timberland Co./The, Class A*	127	2,051
Time Warner Cable, Inc.	1,111	57,861
TJX Cos., Inc./The	1,258	52,773
Toll Brothers, Inc.*	460	7,526
Tractor Supply Co.	120	7,316
True Religion Apparel, Inc.*	100	2,207
TRW Automotive Holdings Corp.*	238	6,562
Tuesday Morning Corp.*	177	706
Tupperware Brands Corp.	200	7,970
Ulta Salon Cosmetics & Fragrance, Inc.*	83	1,964
Under Armour, Inc., Class A*	100	3,313
Unifirst Corp.	45	1,981
Universal Electronics, Inc.*	53	881
Universal Technical Institute, Inc.*	47	1,111
Urban Outfitters, Inc.*	400	13,756
V.F. Corp.	278	19,788
Vail Resorts, Inc.*	128	4,468
Valassis Communications, Inc.*	152	4,821
Viacom, Inc., Class B	1,884	59,101
Virgin Media, Inc.	1,011	16,874
Vitamin Shoppe, Inc.*	53	1,359
Volcom, Inc.*	60	1,114
Walt Disney Co./The	6,009	189,283
Warnaco Group, Inc./The*	144	5,204
Warner Music Group Corp.*	167	812
Washington Post Co./The, Class B	19	7,799
Weight Watchers International, Inc.	105	2,697
Wendy's/Arby's Group, Inc., Class A	709	2,836
Wet Seal, Inc./The, Class A*	244	891
Weyco Group, Inc.	52	1,185
Whirlpool Corp.	235	20,638
Williams-Sonoma, Inc.	297	7,372
Winnebago Industries, Inc.*	81	805
WMS Industries, Inc.*	194	7,615
Wolverine World Wide, Inc.	152	3,833
World Wrestling Entertainment, Inc., Class A	71	1,105
Wyndham Worldwide Corp.	554	11,158
Wynn Resorts Ltd.	237	18,076
Yum! Brands, Inc.	1,424	55,593
Zumiez, Inc.*	56	902
		5,311,363
Consumer Staples — 2.5%
Alberto-Culver Co.	254	6,881
Alliance One International, Inc.*	300	1,068
Altria Group, Inc.	6,444	129,138
American Italian Pasta Co., Class A*	63	3,331
Andersons, Inc./The	46	1,499
Archer-Daniels-Midland Co.	1,968	50,814
Avon Products, Inc.	11,285	299,052
B&G Foods, Inc., Class A	117	1,261
BJ's Wholesale Club, Inc.*	167	6,181
Boston Beer Co., Inc., Class A*	24	1,619
Brown-Forman Corp., Class B	321	18,371
Bunge Ltd.	456	22,431
Cal-Maine Foods, Inc.	37	1,181
Campbell Soup Co.	569	20,387
Casey's General Stores, Inc.	153	5,340
Central European Distribution Corp.*	196	4,190
Central Garden and Pet Co., Class A*	200	1,794
Chiquita Brands International, Inc.*	176	2,138
Church & Dwight Co., Inc.	201	12,605
Clorox Co.	417	25,921
Coca-Cola Bottling Co. Consolidated	21	1,006
Coca-Cola Co./The	6,491	325,329
Coca-Cola Enterprises, Inc.	980	25,343
Colgate-Palmolive Co.	1,519	119,636
ConAgra Foods, Inc.	1,352	31,529
Constellation Brands, Inc., Class A*	609	9,513
Corn Products International, Inc.	237	7,181
Costco Wholesale Corp.	1,373	75,282
CVS Caremark Corp.	4,205	123,291
Darling International, Inc.*	300	2,253
Dean Foods Co.*	575	5,790
Del Monte Foods Co.	617	8,879
Diamond Foods, Inc.	65	2,671
Dole Food Co., Inc.*	104	1,085
Dr Pepper Snapple Group, Inc.	749	28,005
Elizabeth Arden, Inc.*	100	1,452
Energizer Holdings, Inc.*	212	10,659
Estee Lauder Cos., Inc./The, Class A	349	19,450
Flowers Foods, Inc.	248	6,059
Fresh Del Monte Produce, Inc.*	100	2,024
General Mills, Inc.	2,047	72,709
Great Atlantic & Pacific Tea Co.*	145	565
Green Mountain Coffee Roasters, Inc.*	327	8,404
H.J. Heinz Co.	1,000	43,220
Hain Celestial Group, Inc.*	100	2,017
Hansen Natural Corp.*	228	8,917
Heckmann Corp.*	205	951
Herbalife Ltd.	182	8,381
Hershey Co./The	462	22,144
Hormel Foods Corp.	229	9,270
Imperial Sugar Co.	74	747
Ingles Markets, Inc., Class A	79	1,189
Inter Parfums, Inc.	81	1,153
J&J Snack Foods Corp.	38	1,600
J.M. Smucker Co./The	380	22,884
Kellogg Co.	800	40,240
Kimberly-Clark Corp.	1,276	77,364
Kraft Foods, Inc., Class A	14,658	410,424
Kroger Co./The	1,969	38,770
Lancaster Colony Corp.	64	3,415
Lance, Inc.	100	1,649
Lorillard, Inc.	468	33,687
McCormick & Co., Inc.	400	15,184
Mead Johnson Nutrition Co.	619	31,024
Medifast, Inc.*	46	1,192
Molson Coors Brewing Co., Class B	400	16,944
Nash Finch Co.	26	888
NBTY, Inc.*	174	5,918
Nu Skin Enterprises, Inc., Class A	156	3,889
Pantry, Inc./The*	100	1,411
PepsiCo, Inc.	4,970	302,921
Philip Morris International, Inc.	5,718	262,113
Pilgrim's Pride Corp.*	267	1,754
Prestige Brands Holdings, Inc.*	100	708
Pricesmart, Inc.	52	1,208
Procter & Gamble Co./The	8,877	532,442
Ralcorp Holdings, Inc.*	177	9,700
Revlon, Inc., Class A*	80	893
Reynolds American, Inc.	497	25,904
Rite Aid Corp.*	1,605	1,573
Ruddick Corp.	128	3,967
Safeway, Inc.	1,136	22,334
Sanderson Farms, Inc.	61	3,095
Sara Lee Corp.	2,032	28,651
Seneca Foods Corp., Class A*	42	1,355
Smart Balance, Inc.*	300	1,227
Smithfield Foods, Inc.*	422	6,288
Spartan Stores, Inc.	100	1,372
Spectrum Brands Holdings, Inc.*	68	1,724
Star Scientific, Inc.*	417	684
SUPERVALU, Inc.	673	7,295
Synutra International, Inc.*	53	857
SYSCO Corp.	1,813	51,797
Tootsie Roll Industries, Inc.	70	1,655
TreeHouse Foods, Inc.*	100	4,566
Tyson Foods, Inc., Class A	859	14,079
United Natural Foods, Inc.*	131	3,914
Universal Corp.	72	2,857
USANA Health Sciences, Inc.*	38	1,388
Vector Group Ltd.	126	2,119
Village Super Market, Inc., Class A	43	1,129
Walgreen Co.	3,025	80,767
Wal-Mart Stores, Inc.	6,306	303,129
WD-40 Co.	29	969
Weis Markets, Inc.	34	1,119
Whole Foods Market, Inc.*	432	15,561
Winn-Dixie Stores, Inc.*	194	1,870
		4,012,773
Energy — 3.0%
Allis-Chalmers Energy, Inc.*	307	632
Alpha Natural Resources, Inc.*	353	11,956
American Oil & Gas, Inc.*	282	1,771
Anadarko Petroleum Corp.	1,515	54,676
Apache Corp.	3,759	316,470
Apco Oil and Gas International, Inc.	47	1,105
Arch Coal, Inc.	500	9,905
Arena Resources, Inc.*	133	4,243
Atlas Energy, Inc.*	273	7,390
ATP Oil & Gas Corp.*	100	1,059
Atwood Oceanics, Inc.*	166	4,236
Baker Hughes, Inc.	1,314	54,623
Basic Energy Services, Inc.*	100	770
Berry Petroleum Co., Class A	167	4,295
Bill Barrett Corp.*	120	3,692
Boots & Coots, Inc.*	512	1,510
BP plc ADR	9,400	271,472
BPZ Resources, Inc.*	254	1,054
Brigham Exploration Co.*	410	6,306
Bristow Group, Inc.*	100	2,940
Cabot Oil & Gas Corp.	332	10,398
Cal Dive International, Inc.*	161	942
Cameron International Corp.*	768	24,975
CARBO Ceramics, Inc.	60	4,331
Carrizo Oil & Gas, Inc.*	100	1,553
Chesapeake Energy Corp.	1,990	41,691
Chevron Corp.	6,187	419,850
Cimarex Energy Co.	267	19,112
Clayton Williams Energy, Inc.*	32	1,348
Clean Energy Fuels Corp.*	107	1,599
Cloud Peak Energy, Inc.*	73	968
Cobalt International Energy, Inc.*	217	1,617
Complete Production Services, Inc.*	308	4,404
Comstock Resources, Inc.*	142	3,936
Concho Resources, Inc.*	294	16,267
ConocoPhillips	4,580	224,832
Consol Energy, Inc.	681	22,991
Contango Oil & Gas Co.*	32	1,432
Continental Resources, Inc.*	100	4,462
Core Laboratories N.V.	68	10,037
Crosstex Energy, Inc.*	133	853
CVR Energy, Inc.*	134	1,008
Dawson Geophysical Co.*	40	851
Delta Petroleum Corp.*	754	648
Denbury Resources, Inc.*	1,253	18,344
Devon Energy Corp.	1,370	83,460
Diamond Offshore Drilling, Inc.	194	12,065
Dresser-Rand Group, Inc.*	243	7,667
Dril-Quip, Inc.*	100	4,402
El Paso Corp.	2,220	24,664
Energy Partners Ltd.*	151	1,844
Energy XXI Bermuda Ltd.*	136	2,146
EOG Resources, Inc.	770	75,745
EXCO Resources, Inc.	463	6,764
Exterran Holdings, Inc.*	189	4,878
Exxon Mobil Corp.	24,421	1,393,717
FMC Technologies, Inc.*	365	19,221
Forest Oil Corp.*	349	9,549
Frontier Oil Corp.	315	4,237
Frontline Ltd.	158	4,509
FX Energy, Inc.*	338	1,224
General Maritime Corp.	154	930
Global Industries Ltd.*	294	1,320
GMX Resources, Inc.*	141	915
Golar LNG Ltd.	96	948
Goodrich Petroleum Corp.*	100	1,200
Gulf Island Fabrication, Inc.	56	869
Gulfmark Offshore, Inc., Class A*	47	1,231
Gulfport Energy Corp.*	88	1,044
Halliburton Co.	2,765	67,881
Harvest Natural Resources, Inc.*	100	737
Helix Energy Solutions Group, Inc.*	320	3,446
Helmerich & Payne, Inc.	289	10,554
Hercules Offshore, Inc.*	275	668
Hess Corp.	886	44,601
Holly Corp.	137	3,641
Hornbeck Offshore Services, Inc.*	100	1,460
International Coal Group, Inc.*	400	1,540
ION Geophysical Corp.*	300	1,044
James River Coal Co.*	68	1,083
Key Energy Services, Inc.*	356	3,268
Knightsbridge Tankers Ltd.	71	1,249
Kodiak Oil & Gas Corp.*	553	1,764
Lufkin Industries, Inc.	94	3,665
Magnum Hunter Resources Corp.*	428	1,866
Marathon Oil Corp.	2,180	67,776
Mariner Energy, Inc.*	309	6,637
Massey Energy Co.	311	8,506
Matrix Service Co.*	100	931
McMoRan Exploration Co.*	273	3,033
Murphy Oil Corp.	600	29,730
Nabors Industries Ltd.*	900	15,858
National Oilwell Varco, Inc.	1,279	42,297
Natural Gas Services Group, Inc.*	72	1,089
Newfield Exploration Co.*	420	20,521
Newpark Resources, Inc.*	300	1,815
Noble Energy, Inc.	523	31,553
Nordic American Tanker Shipping	139	3,905
Northern Oil and Gas, Inc.*	94	1,207
Occidental Petroleum Corp.	2,498	192,721
Oceaneering International, Inc.*	177	7,947
Oil States International, Inc.*	160	6,333
Overseas Shipholding Group, Inc.	72	2,667
OYO Geospace Corp.*	26	1,260
Panhandle Oil and Gas, Inc., Class A	52	1,374
Parker Drilling Co.*	300	1,185
Patriot Coal Corp.*	229	2,691
Patterson-UTI Energy, Inc.	479	6,165
Peabody Energy Corp.	818	32,008
Penn Virginia Corp.	136	2,735
Petrohawk Energy Corp.*	878	14,900
Petroleum Development Corp.*	43	1,102
Petroquest Energy, Inc.*	100	676
PHI, Inc.*	54	761
Pioneer Drilling Co.*	100	567
Pioneer Natural Resources Co.	362	21,521
Plains Exploration & Production Co.*	461	9,501
Pride International, Inc.*	541	12,086
Quicksilver Resources, Inc.*	400	4,400
Range Resources Corp.	498	19,995
Resolute Energy Corp.*	147	1,799
Rex Energy Corp.*	95	960
Rosetta Resources, Inc.*	152	3,011
Rowan Cos., Inc.*	340	7,460
RPC, Inc.	75	1,024
SandRidge Energy, Inc.*	400	2,332
Schlumberger Ltd.	3,675	203,375
SEACOR Holdings, Inc.*	64	4,522
Seahawk Drilling, Inc.*	32	311
Ship Finance International Ltd.	128	2,289
SM Energy Co.	200	8,032
Smith International, Inc.	782	29,442
Southern Union Co.	367	8,023
Southwestern Energy Co.*	1,046	40,417
Spectra Energy Corp.	1,968	39,498
Stone Energy Corp.*	122	1,362
Sunoco, Inc.	361	12,552
Superior Energy Services, Inc.*	246	4,593
Superior Well Services, Inc.*	82	1,371
Swift Energy Co.*	136	3,660
T-3 Energy Services, Inc.*	46	1,283
Teekay Corp.	122	3,193
Tesco Corp.*	155	1,903
Tesoro Corp.	429	5,006
Tetra Technologies, Inc.*	218	1,979
Tidewater, Inc.	171	6,621
TransAtlantic Petroleum Ltd.*	563	1,785
Ultra Petroleum Corp.*	463	20,488
Unit Corp.*	131	5,317
Uranium Energy Corp.*	350	826
USEC, Inc.*	300	1,428
Vaalco Energy, Inc.*	200	1,120
Valero Energy Corp.	13,765	247,495
Venoco, Inc.*	80	1,318
W&T Offshore, Inc.	100	946
Warren Resources, Inc.*	200	580
Weatherford International Ltd.*	2,271	29,841
Western Refining, Inc.*	100	503
Whiting Petroleum Corp.*	163	12,782
Willbros Group, Inc.*	100	740
Williams Cos., Inc./The	1,755	32,081
World Fuel Services Corp.	200	5,188
		4,747,479
Financials — 6.6%
1st Source Corp.	69	1,167
Acadia Realty Trust REIT	104	1,749
ACE Ltd.	1,033	53,179
Advance America Cash Advance Centers, Inc.	191	789
Affiliated Managers Group, Inc.*	130	7,900
Aflac, Inc.	1,484	63,322
Alexander's, Inc. REIT	6	1,818
Alexandria Real Estate Equities, Inc. REIT	142	8,999
Alleghany Corp.*	16	4,693
Allied World Assurance Co. Holdings Ltd.	143	6,489
Allstate Corp./The	17,728	509,325
Alterra Capital Holdings Ltd.	261	4,902
AMB Property Corp. REIT	486	11,523
Ambac Financial Group, Inc.*	600	402
American Campus Communities, Inc. REIT	158	4,312
American Capital Agency Corp. REIT	127	3,355
American Capital Ltd.*	1,204	5,803
American Equity Investment Life Holding Co.	213	2,198
American Express Co.	3,332	132,280
American Financial Group, Inc./OH	258	7,049
American International Group, Inc.*	392	13,500
American National Bankshares, Inc.	62	1,326
American National Insurance Co.	14	1,134
American Physicians Capital, Inc.	38	1,172
American Safety Insurance Holdings Ltd.*	75	1,179
AmeriCredit Corp.*	184	3,352
Ameriprise Financial, Inc.	772	27,892
AMERISAFE, Inc.*	75	1,316
Amtrust Financial Services, Inc.	86	1,035
Annaly Capital Management, Inc. REIT	1,744	29,910
Anworth Mortgage Asset Corp. REIT	380	2,706
AON Corp.	835	30,995
Apartment Investment & Management Co., Class A REIT	400	7,748
Apollo Commercial Real Estate Finance, Inc. REIT	68	1,119
Apollo Investment Corp.	583	5,439
Arch Capital Group Ltd.*	166	12,367
Ares Capital Corp.	582	7,292
Argo Group International Holdings Ltd.	101	3,090
Arthur J. Gallagher & Co.	292	7,119
Artio Global Investors, Inc.	100	1,574
Ashford Hospitality Trust, Inc. REIT*	157	1,151
Aspen Insurance Holdings Ltd.	257	6,358
Associated Banc-Corp	844	10,347
Associated Estates Realty Corp. REIT	88	1,140
Assurant, Inc.	365	12,665
Assured Guaranty Ltd.	553	7,338
Astoria Financial Corp.	300	4,128
AvalonBay Communities, Inc. REIT	248	23,156
Avatar Holdings, Inc.*	57	1,093
Axis Capital Holdings Ltd.	14,200	422,024
Bancfirst Corp.	28	1,022
Banco Latinoamericano de Comercio Exterior S.A., Class E	82	1,024
Bancorp, Inc./DE*	135	1,057
BancorpSouth, Inc.	348	6,222
Bank Mutual Corp.	200	1,136
Bank of America Corp.	48,760	700,681
Bank of Hawaii Corp.	153	7,398
Bank of New York Mellon Corp./The	3,942	97,328
Bank of the Ozarks, Inc.	60	2,128
BankFinancial Corp.	100	831
BB&T Corp.	2,295	60,381
Beneficial Mutual Bancorp, Inc.*	126	1,245
Berkshire Hathaway, Inc., Class B*	5,327	424,509
BGC Partners, Inc., Class A	192	981
BioMed Realty Trust, Inc. REIT	400	6,436
BlackRock Kelso Capital Corp.	188	1,856
BlackRock, Inc.	100	14,340
BOK Financial Corp.	75	3,560
Boston Private Financial Holdings, Inc.	165	1,061
Boston Properties, Inc. REIT	444	31,675
Brandywine Realty Trust REIT	400	4,300
BRE Properties, Inc. REIT	208	7,681
Brookline Bancorp, Inc.	200	1,776
Brown & Brown, Inc.	305	5,838
Bryn Mawr Bank Corp.	66	1,107
Calamos Asset Management, Inc., Class A	85	789
Camden National Corp.	36	989
Camden Property Trust REIT	220	8,987
Capital City Bank Group, Inc.	84	1,040
Capital One Financial Corp.	6,478	261,063
Capital Southwest Corp.	13	1,143
CapitalSource, Inc.	1,300	6,188
Capitol Federal Financial	68	2,255
CapLease, Inc. REIT	219	1,010
Capstead Mortgage Corp. REIT	200	2,212
Cardinal Financial Corp.	115	1,063
Cardtronics, Inc.*	154	1,996
Cash America International, Inc.	100	3,427
Cathay General Bancorp	297	3,068
CB Richard Ellis Group, Inc., Class A*	870	11,841
CBL & Associates Properties, Inc. REIT	425	5,287
Cedar Shopping Centers, Inc. REIT	100	602
Centerstate Banks, Inc.	96	969
Charles Schwab Corp./The	3,008	42,653
Chemical Financial Corp.	127	2,766
Chesapeake Lodging Trust REIT*	63	997
Chimera Investment Corp. REIT	2,386	8,613
Chubb Corp.	1,011	50,560
Cincinnati Financial Corp.	458	11,848
CIT Group, Inc.*	614	20,790
Citigroup, Inc.*	147,212	553,517
Citizens & Northern Corp.	100	1,070
Citizens Republic Bancorp, Inc.*	972	826
Citizens, Inc./TX*	171	1,139
City Holding Co.	55	1,533
City National Corp./CA	142	7,275
CME Group, Inc.	201	56,592
CNA Financial Corp.*	95	2,428
CNA Surety Corp.*	69	1,109
CNB Financial Corp./PA	79	867
CNO Financial Group, Inc.*	737	3,648
CoBiz Financial, Inc.	192	1,265
Cogdell Spencer, Inc. REIT	153	1,034
Cohen & Steers, Inc.	47	975
Colonial Properties Trust REIT	200	2,906
Colony Financial, Inc. REIT	61	1,031
Columbia Banking System, Inc.	149	2,721
Comerica, Inc.	5,722	210,741
Commerce Bancshares, Inc./MO	226	8,134
CommonWealth REIT REIT*	786	4,881
Community Bank System, Inc.	129	2,842
Community Trust Bancorp, Inc.	83	2,083
Compass Diversified Holdings	77	1,033
Consolidated-Tomoka Land Co.	38	1,083
Corporate Office Properties Trust REIT	171	6,457
Cousins Properties, Inc. REIT	191	1,287
Credit Acceptance Corp.*	37	1,804
CreXus Investment Corp. REIT	92	1,144
Cullen/Frost Bankers, Inc.	171	8,789
CVB Financial Corp.	463	4,398
Danvers Bancorp, Inc.	86	1,243
DCT Industrial Trust, Inc. REIT	720	3,254
Delphi Financial Group, Inc., Class A	150	3,661
Developers Diversified Realty Corp. REIT	660	6,534
Diamond Hill Investment Group, Inc.	18	1,020
DiamondRock Hospitality Co. REIT*	413	3,395
Digital Realty Trust, Inc. REIT	250	14,420
Dime Community Bancshares	100	1,233
Discover Financial Services	1,642	22,955
Dollar Financial Corp.*	100	1,979
Donegal Group, Inc., Class A	84	1,032
Douglas Emmett, Inc. REIT	384	5,460
Duff & Phelps Corp., Class A	72	909
Duke Realty Corp. REIT	714	8,104
DuPont Fabros Technology, Inc. REIT	156	3,831
E*Trade Financial Corp.*	665	7,860
Eagle Bancorp, Inc.*	101	1,190
East West Bancorp, Inc.	540	8,235
EastGroup Properties, Inc. REIT	100	3,558
Eaton Vance Corp.	366	10,105
Education Realty Trust, Inc. REIT	295	1,779
eHealth, Inc.*	100	1,137
Employers Holdings, Inc.	117	1,723
Encore Capital Group, Inc.*	71	1,463
Endurance Specialty Holdings Ltd.	146	5,479
Enstar Group Ltd.*	15	997
Entertainment Properties Trust REIT	136	5,178
Equity Lifestyle Properties, Inc. REIT	78	3,762
Equity One, Inc. REIT	100	1,560
Equity Residential REIT	870	36,227
Erie Indemnity Co., Class A	100	4,550
Essex Property Trust, Inc. REIT	87	8,486
Evercore Partners, Inc., Class A	41	957
Everest Re Group Ltd.	165	11,669
Extra Space Storage, Inc. REIT	300	4,170
Ezcorp, Inc., Class A*	157	2,912
FBL Financial Group, Inc., Class A	33	693
Federal Realty Investment Trust REIT	172	12,086
Federated Investors, Inc., Class B	260	5,385
FelCor Lodging Trust, Inc. REIT*	166	828
Fidelity National Financial, Inc., Class A	17,243	223,987
Fifth Street Finance Corp.	101	1,114
Fifth Third Bancorp	2,443	30,024
Financial Institutions, Inc.	80	1,421
First American Financial Corp.	323	4,096
First Bancorp, Inc./ME	78	1,024
First BanCorp/Puerto Rico*	200	106
First Bancorp/Troy NC	85	1,232
First Busey Corp.	200	906
First Cash Financial Services, Inc.*	100	2,180
First Citizens BancShares, Inc./NC, Class A	23	4,424
First Commonwealth Financial Corp.	300	1,575
First Community Bancshares, Inc./VA	97	1,425
First Financial Bancorp	262	3,917
First Financial Bankshares, Inc.	140	6,733
First Financial Corp./IN	41	1,058
First Financial Holdings, Inc.	79	905
First Horizon National Corp.*	860	9,846
First Industrial Realty Trust, Inc. REIT*	137	660
First Marblehead Corp./The*	441	1,036
First Merchants Corp.	100	848
First Midwest Bancorp, Inc./IL	252	3,064
First Niagara Financial Group, Inc.	649	8,132
First of Long Island Corp./The	51	1,311
First Potomac Realty Trust REIT	100	1,437
FirstMerit Corp.	451	7,726
Flagstar Bancorp, Inc.*	24	75
Flagstone Reinsurance Holdings S.A.	109	1,179
Flushing Financial Corp.	100	1,223
FNB Corp./PA	480	3,854
Forest City Enterprises, Inc., Class A*	380	4,302
Forestar Group, Inc.*	90	1,616
FPIC Insurance Group, Inc.*	44	1,129
Franklin Resources, Inc.	453	39,044
Franklin Street Properties Corp. REIT	200	2,362
Fulton Financial Corp.	810	7,816
GAMCO Investors, Inc., Class A	26	967
General Growth Properties, Inc. REIT	745	9,879
Genworth Financial, Inc., Class A*	1,532	20,023
German American Bancorp, Inc.	80	1,224
Getty Realty Corp. REIT	27	605
GFI Group, Inc.	221	1,233
Glacier Bancorp, Inc.	297	4,357
Gladstone Capital Corp.	101	1,092
Gladstone Investment Corp.	202	1,178
Gleacher & Co., Inc.*	294	750
GLG Partners, Inc.*	312	1,367
Glimcher Realty Trust REIT	377	2,254
Goldman Sachs Group, Inc./The	3,109	408,118
Government Properties Income Trust REIT	46	1,174
Greenhill & Co., Inc.	97	5,930
Greenlight Capital Re Ltd., Class A*	100	2,519
Hancock Holding Co.	169	5,638
Hanover Insurance Group, Inc./The	124	5,394
Harleysville Group, Inc.	40	1,241
Harris & Harris Group, Inc.*	253	1,035
Hartford Financial Services Group, Inc.	9,758	215,945
Hatteras Financial Corp. REIT	100	2,782
HCC Insurance Holdings, Inc.	374	9,260
HCP, Inc. REIT	935	30,154
Health Care REIT, Inc. REIT	373	15,711
Healthcare Realty Trust, Inc. REIT	200	4,394
Heartland Financial USA, Inc.	75	1,296
Hercules Technology Growth Capital, Inc.	114	1,050
Heritage Financial Corp./WA*	80	1,198
Hersha Hospitality Trust REIT	312	1,410
Highwoods Properties, Inc. REIT	238	6,607
Hilltop Holdings, Inc.*	124	1,241
Home Bancorp, Inc.*	88	1,136
Home Bancshares, Inc./AR	120	2,737
Home Federal Bancorp, Inc./ID	84	1,061
Home Properties, Inc. REIT	139	6,265
Horace Mann Educators Corp.	100	1,530
Hospitality Properties Trust REIT	400	8,440
Host Hotels & Resorts, Inc. REIT	1,955	26,353
Hudson City Bancorp, Inc.	1,480	18,115
Huntington Bancshares, Inc./OH	2,684	14,869
Iberiabank Corp.	79	4,067
Independent Bank Corp./MA	65	1,604
Infinity Property & Casualty Corp.	37	1,709
Inland Real Estate Corp. REIT	200	1,584
Interactive Brokers Group, Inc., Class A*	100	1,660
IntercontinentalExchange, Inc.*	230	25,997
International Assets Holding Corp.*	80	1,280
International Bancshares Corp.	281	4,690
Invesco Ltd.	1,319	22,199
Invesco Mortgage Capital, Inc. REIT	53	1,061
Investment Technology Group, Inc.*	118	1,895
Investors Bancorp, Inc.*	154	2,020
Investors Real Estate Trust REIT	200	1,766
iStar Financial, Inc. REIT*	263	1,173
Janus Capital Group, Inc.	543	4,822
Jefferies Group, Inc.	365	7,694
Jones Lang LaSalle, Inc.	129	8,468
JPMorgan Chase & Co.	19,140	700,715
KBW, Inc.*	100	2,144
Kearny Financial Corp.	115	1,053
KeyCorp	2,701	20,771
Kilroy Realty Corp. REIT	137	4,073
Kimco Realty Corp. REIT	1,184	15,913
Kite Realty Group Trust REIT	100	418
Knight Capital Group, Inc., Class A*	280	3,861
LaBranche & Co., Inc.*	100	428
Lakeland Bancorp, Inc.	110	937
Lakeland Financial Corp.	63	1,259
LaSalle Hotel Properties REIT	217	4,464
Lazard Ltd., Class A	300	8,013
Legg Mason, Inc.	505	14,155
Leucadia National Corp.*	600	11,706
Lexington Realty Trust REIT	341	2,049
Liberty Property Trust REIT	369	10,646
Lincoln National Corp.	903	21,934
Loews Corp.	961	32,011
LTC Properties, Inc. REIT	75	1,820
M&T Bank Corp.	286	24,296
Macerich Co./The REIT	414	15,450
Mack-Cali Realty Corp. REIT	259	7,700
Maiden Holdings Ltd.	166	1,091
Main Street Capital Corp.	77	1,150
MainSource Financial Group, Inc.	170	1,219
Markel Corp.*	30	10,200
MarketAxess Holdings, Inc.	77	1,062
Marsh & McLennan Cos., Inc.	1,666	37,568
Marshall & Ilsley Corp.	1,850	13,283
MB Financial, Inc.	307	5,646
MBIA, Inc.*	400	2,244
MCG Capital Corp.	220	1,063
Meadowbrook Insurance Group, Inc.	155	1,338
Medical Properties Trust, Inc. REIT	333	3,144
Mercury General Corp.	73	3,025
MetLife, Inc.	1,800	67,968
Metro Bancorp, Inc.*	85	1,049
MF Global Holdings Ltd.*	252	1,439
MFA Financial, Inc. REIT	929	6,875
MGIC Investment Corp.*	669	4,609
Mid-America Apartment Communities, Inc. REIT	76	3,912
Montpelier Re Holdings Ltd.	203	3,031
Moody's Corp.	598	11,912
Morgan Stanley	14,075	326,681
MSCI, Inc., Class A*	317	8,686
MVC Capital, Inc.	90	1,163
Nara Bancorp, Inc.*	135	1,138
NASDAQ OMX Group, Inc./The*	440	7,823
National Bankshares, Inc.	44	1,066
National Financial Partners Corp.*	109	1,065
National Health Investors, Inc. REIT	69	2,661
National Penn Bancshares, Inc.	390	2,344
National Retail Properties, Inc. REIT	248	5,317
National Western Life Insurance Co., Class A	5	764
Nationwide Health Properties, Inc. REIT	366	13,092
Navigators Group, Inc./The*	31	1,275
NBT Bancorp, Inc.	130	2,655
Nelnet, Inc., Class A	38	733
New York Community Bancorp, Inc.	1,328	20,279
NewAlliance Bancshares, Inc.	303	3,397
NGP Capital Resources Co.	162	1,162
Northern Trust Corp.	837	39,088
Northfield Bancorp, Inc.	83	1,077
NorthStar Realty Finance Corp. REIT	217	579
Northwest Bancshares, Inc.	279	3,200
NYSE Euronext	817	22,574
OceanFirst Financial Corp.	105	1,267
Ocwen Financial Corp.*	192	1,956
Old National Bancorp/IN	506	5,242
Old Republic International Corp.	777	9,425
Omega Healthcare Investors, Inc. REIT	300	5,979
OmniAmerican Bancorp, Inc.*	104	1,174
OneBeacon Insurance Group Ltd., Class A	73	1,045
Oppenheimer Holdings, Inc., Class A	44	1,054
optionsXpress Holdings, Inc.*	108	1,700
Oriental Financial Group, Inc.	150	1,899
Oritani Financial Corp.	160	1,600
Orrstown Financial Services, Inc.	47	1,040
PacWest Bancorp	100	1,831
Park National Corp.	40	2,602
Parkway Properties, Inc. REIT	100	1,457
PartnerRe Ltd.	235	16,483
Pebblebrook Hotel Trust REIT*	58	1,093
PennantPark Investment Corp.	116	1,108
Pennsylvania Real Estate Investment Trust REIT	226	2,762
Pennymac Mortgage Investment Trust REIT*	71	1,129
Penson Worldwide, Inc.*	119	671
Peoples Bancorp, Inc./OH	73	1,058
People's United Financial, Inc.	1,148	15,498
PHH Corp.*	169	3,218
Phoenix Cos., Inc./The*	351	741
Pico Holdings, Inc.*	62	1,858
Piedmont Office Realty Trust, Inc., Class A REIT	148	2,772
Pinnacle Financial Partners, Inc.*	100	1,285
Piper Jaffray Cos.*	54	1,740
Platinum Underwriters Holdings Ltd.	158	5,734
Plum Creek Timber Co., Inc. REIT	500	17,265
PMA Capital Corp., Class A*	196	1,284
PMI Group, Inc./The*	735	2,124
PNC Financial Services Group, Inc.	4,846	273,799
Popular, Inc.*	1,965	5,266
Portfolio Recovery Associates, Inc.*	46	3,072
Post Properties, Inc. REIT	148	3,364
Potlatch Corp. REIT	138	4,931
Presidential Life Corp.	100	910
Primerica, Inc.*	86	1,844
Principal Financial Group, Inc.	1,005	23,557
PrivateBancorp, Inc.	184	2,039
ProAssurance Corp.*	100	5,676
Progressive Corp./The	2,075	38,844
ProLogis REIT	1,501	15,205
Prospect Capital Corp.	213	2,055
Prosperity Bancshares, Inc.	139	4,830
Protective Life Corp.	268	5,733
Provident Financial Services, Inc.	200	2,338
Provident New York Bancorp	100	885
Prudential Financial, Inc.	1,423	76,358
PS Business Parks, Inc. REIT	61	3,403
Public Storage REIT	433	38,065
Radian Group, Inc.	476	3,446
RAIT Financial Trust REIT*	549	1,027
Ramco-Gershenson Properties Trust REIT	104	1,050
Raymond James Financial, Inc.	300	7,407
Rayonier, Inc. REIT	223	9,816
Realty Income Corp. REIT	344	10,434
Redwood Trust, Inc. REIT	200	2,928
Regency Centers Corp. REIT	218	7,499
Regions Financial Corp.	3,684	24,241
Reinsurance Group of America, Inc.	200	9,142
RenaissanceRe Holdings Ltd.	168	9,453
Renasant Corp.	100	1,435
Republic Bancorp, Inc./KY, Class A	63	1,411
Resource Capital Corp. REIT	167	949
Retail Opportunity Investments Corp.	193	1,862
RLI Corp.	57	2,993
S&T Bancorp, Inc.	100	1,976
Safeguard Scientifics, Inc.*	90	950
Safety Insurance Group, Inc.	32	1,185
Sandy Spring Bancorp, Inc.	100	1,401
Santander BanCorp*	34	430
Saul Centers, Inc. REIT	16	650
SCBT Financial Corp.	83	2,923
SeaBright Holdings, Inc.	110	1,043
SEI Investments Co.	469	9,549
Selective Insurance Group, Inc.	200	2,972
Senior Housing Properties Trust REIT	400	8,044
Signature Bank/New York NY*	123	4,675
Simmons First National Corp., Class A	53	1,392
Simon Property Group, Inc. REIT	895	72,271
SL Green Realty Corp. REIT	247	13,595
SLM Corp.*	1,768	18,370
Southside Bancshares, Inc.	58	1,139
Southwest Bancorp, Inc./Stillwater OK	133	1,768
Sovran Self Storage, Inc. REIT	100	3,443
St. Joe Co./The*	276	6,392
StanCorp Financial Group, Inc.	157	6,365
Starwood Property Trust, Inc. REIT	135	2,288
State Auto Financial Corp.	68	1,055
State Street Corp.	1,560	52,759
StellarOne Corp.	91	1,162
Sterling Bancorp/NY	105	945
Sterling Bancshares, Inc./TX	510	2,402
Stewart Information Services Corp.	100	902
Stifel Financial Corp.*	100	4,339
Strategic Hotels & Resorts, Inc. REIT*	652	2,862
Suffolk Bancorp	39	1,207
Sun Communities, Inc. REIT	92	2,388
Sunstone Hotel Investors, Inc. REIT*	300	2,979
SunTrust Banks, Inc.	1,799	41,917
Susquehanna Bancshares, Inc.	514	4,282
SVB Financial Group*	210	8,658
SWS Group, Inc.	90	855
Symetra Financial Corp.	93	1,116
Synovus Financial Corp.	2,375	6,033
T. Rowe Price Group, Inc.	800	35,512
Tanger Factory Outlet Centers REIT	135	5,586
Taubman Centers, Inc. REIT	171	6,435
TCF Financial Corp.	436	7,242
TD Ameritrade Holding Corp.*	687	10,511
Tejon Ranch Co.*	40	923
Terreno Realty Corp. REIT*	63	1,116
Territorial Bancorp, Inc.	65	1,232
Texas Capital Bancshares, Inc.*	149	2,444
TFS Financial Corp.	211	2,619
TICC Capital Corp.	182	1,529
Tompkins Financial Corp.	33	1,246
Torchmark Corp.	11,231	556,047
Tower Group, Inc.	156	3,359
TowneBank/Portsmouth VA	100	1,452
TradeStation Group, Inc.*	168	1,134
Transatlantic Holdings, Inc.	190	9,112
Travelers Cos., Inc./The	1,528	75,254
Triangle Capital Corp.	82	1,166
Trico Bancshares	60	1,016
TrustCo Bank Corp./NY	300	1,680
Trustmark Corp.	330	6,871
UBS AG*	25,600	338,432
UDR, Inc. REIT	490	9,374
UMB Financial Corp.	135	4,801
Umpqua Holdings Corp.	449	5,155
Union First Market Bankshares Corp.	81	993
United America Indemnity Ltd.*	125	920
United Bankshares, Inc.	119	2,849
United Community Banks, Inc./GA*	157	620
United Financial Bancorp, Inc.	90	1,228
United Fire & Casualty Co.	100	1,982
Unitrin, Inc.	134	3,430
Universal Health Realty Income Trust REIT	34	1,092
Univest Corp of Pennsylvania	60	1,039
Unum Group	1,052	22,828
Urstadt Biddle Properties, Inc., Class A REIT	100	1,613
U-Store-It Trust REIT	252	1,880
Validus Holdings Ltd.	220	5,372
Valley National Bancorp	484	6,592
Ventas, Inc. REIT	486	22,818
ViewPoint Financial Group	75	1,039
Virtus Investment Partners, Inc.*	18	337
Vornado Realty Trust REIT	507	36,986
W.R. Berkley Corp.	400	10,584
Waddell & Reed Financial, Inc., Class A	260	5,689
Walter Investment Management Corp. REIT	77	1,259
Washington Federal, Inc.	364	5,890
Washington Real Estate Investment Trust REIT	200	5,518
Webster Financial Corp.	297	5,328
Weingarten Realty Investors REIT	317	6,039
Wells Fargo & Co.	15,090	386,304
WesBanco, Inc.	100	1,685
Wesco Financial Corp.	5	1,616
Westamerica Bancorporation	91	4,779
Western Alliance Bancorp*	200	1,434
Westfield Financial, Inc.	130	1,083
Westwood Holdings Group, Inc.	32	1,125
White Mountains Insurance Group Ltd.	25	8,105
Whitney Holding Corp./LA	280	2,590
Willis Group Holdings plc	11,275	338,814
Wilmington Trust Corp.	300	3,327
Wilshire Bancorp, Inc.	109	954
Winthrop Realty Trust REIT	98	1,255
Wintrust Financial Corp.	221	7,368
World Acceptance Corp.*	39	1,494
WSFS Financial Corp.	30	1,078
XL Capital Ltd., Class A	992	15,882
Zions Bancorp.	639	13,783
		10,376,642
Health Care — 3.5%
Abaxis, Inc.*	44	943
Abbott Laboratories	4,758	222,579
ABIOMED, Inc.*	100	968
Abraxis Bioscience, Inc.*	25	1,855
Accuray, Inc.*	202	1,339
Acorda Therapeutics, Inc.*	112	3,484
Aetna, Inc.	13,217	348,664
Affymax, Inc.*	52	311
Affymetrix, Inc.*	171	1,009
AGA Medical Holdings, Inc.*	78	990
Air Methods Corp.*	36	1,071
Albany Molecular Research, Inc.*	100	517
Alcon, Inc.	213	31,564
Alexion Pharmaceuticals, Inc.*	274	14,026
Align Technology, Inc.*	200	2,974
Alkermes, Inc.*	300	3,735
Allergan, Inc.	926	53,949
Alliance HealthCare Services, Inc.*	218	881
Allos Therapeutics, Inc.*	300	1,839
Allscripts-Misys Healthcare Solutions, Inc.*	175	2,818
Almost Family, Inc.*	32	1,118
Alnylam Pharmaceuticals, Inc.*	100	1,502
Alphatec Holdings, Inc.*	193	896
AMAG Pharmaceuticals, Inc.*	58	1,992
Amedisys, Inc.*	89	3,913
America Service Group, Inc.	75	1,290
American Medical Systems Holdings, Inc.*	265	5,862
AMERIGROUP Corp.*	164	5,327
AmerisourceBergen Corp.	838	26,607
Amgen, Inc.*	2,952	155,275
AMN Healthcare Services, Inc.*	100	748
Amsurg Corp.*	100	1,782
Amylin Pharmaceuticals, Inc.*	454	8,535
Analogic Corp.	28	1,274
Angiodynamics, Inc.*	80	1,180
Ardea Biosciences, Inc.*	58	1,192
Arena Pharmaceuticals, Inc.*	260	798
Ariad Pharmaceuticals, Inc.*	200	564
Arqule, Inc.*	194	834
Array Biopharma, Inc.*	200	610
Arthrocare Corp.*	69	2,115
Assisted Living Concepts, Inc., Class A*	36	1,065
athenahealth, Inc.*	100	2,613
Atrion Corp.	8	1,080
Auxilium Pharmaceuticals, Inc.*	140	3,290
AVANIR Pharmaceuticals, Inc., Class A*	476	1,223
Baxter International, Inc.	1,837	74,656
Beckman Coulter, Inc.	220	13,264
Becton Dickinson and Co.	719	48,619
BioCryst Pharmaceuticals, Inc.*	167	987
Biogen Idec, Inc.*	850	40,332
BioMarin Pharmaceutical, Inc.*	303	5,745
BioMimetic Therapeutics, Inc.*	91	1,012
Bio-Rad Laboratories, Inc., Class A*	58	5,016
Bio-Reference Labs, Inc.*	58	1,286
BioScrip, Inc.*	130	681
BMP Sunstone Corp.*	239	1,231
Boston Scientific Corp.*	4,470	25,926
Bristol-Myers Squibb Co.	5,286	131,833
Brookdale Senior Living, Inc.*	249	3,735
Bruker Corp.*	260	3,162
C.R. Bard, Inc.	294	22,794
Cadence Pharmaceuticals, Inc.*	127	890
Cambrex Corp.*	100	315
Cantel Medical Corp.	62	1,035
Cardinal Health, Inc.	3,018	101,435
CareFusion Corp.*	550	12,485
Catalyst Health Solutions, Inc.*	129	4,451
Celera Corp.*	300	1,965
Celgene Corp.*	1,422	72,266
Celldex Therapeutics, Inc.*	200	912
Centene Corp.*	146	3,139
Cephalon, Inc.*	232	13,166
Cepheid, Inc.*	200	3,204
Cerner Corp.*	217	16,468
Charles River Laboratories International, Inc.*	200	6,842
Chemed Corp.	78	4,262
Chindex International, Inc.*	97	1,215
CIGNA Corp.	855	26,556
Clinical Data, Inc.*	63	784
Community Health Systems, Inc.*	300	10,143
Computer Programs & Systems, Inc.	32	1,309
Conceptus, Inc.*	100	1,558
Conmed Corp.*	100	1,863
Cooper Cos., Inc./The	141	5,610
Corvel Corp.*	33	1,115
Covance, Inc.*	193	9,905
Coventry Health Care, Inc.*	452	7,991
Covidien plc	1,538	61,797
Cross Country Healthcare, Inc.*	100	899
CryoLife, Inc.*	184	992
Cubist Pharmaceuticals, Inc.*	200	4,120
Curis, Inc.*	384	534
Cutera, Inc.*	116	1,068
Cyberonics, Inc.*	100	2,368
Cypress Bioscience, Inc.*	100	230
DaVita, Inc.*	311	19,419
Delcath Systems, Inc.*	146	926
Dendreon Corp.*	431	13,934
DENTSLPY International, Inc.	451	13,489
Depomed, Inc.*	345	966
DexCom, Inc.*	124	1,433
Dionex Corp.*	56	4,170
Durect Corp.*	412	1,001
Dyax Corp.*	349	792
Eclipsys Corp.*	200	3,568
Edwards Lifesciences Corp.*	360	20,167
Eli Lilly and Co.	3,136	105,056
Emdeon, Inc., Class A*	85	1,065
Emergency Medical Services Corp., Class A*	100	4,903
Emergent Biosolutions, Inc.*	74	1,209
Emeritus Corp.*	60	979
Endo Pharmaceuticals Holdings, Inc.*	378	8,248
Endologix, Inc.*	281	1,273
Ensign Group, Inc./The	69	1,140
Enzo Biochem, Inc.*	100	407
Enzon Pharmaceuticals, Inc.*	200	2,130
eResearchTechnology, Inc.*	200	1,576
ev3, Inc.*	305	6,835
Exactech, Inc.*	60	1,025
Exelixis, Inc.*	300	1,041
Express Scripts, Inc.*	1,696	79,746
Forest Laboratories, Inc.*	2,015	55,271
Furiex Pharmaceuticals, Inc.*	28	284
Genomic Health, Inc.*	71	918
Genoptix, Inc.*	47	808
Gen-Probe, Inc.*	154	6,995
Gentiva Health Services, Inc.*	100	2,701
Genzyme Corp.*	821	41,682
Geron Corp.*	409	2,053
Gilead Sciences, Inc.*	2,745	94,099
Greatbatch, Inc.*	100	2,231
Haemonetics Corp.*	78	4,175
Halozyme Therapeutics, Inc.*	167	1,176
Hanger Orthopedic Group, Inc.*	59	1,060
Health Management Associates, Inc., Class A*	749	5,820
Health Net, Inc.*	267	6,507
Healthsouth Corp.*	295	5,519
Healthspring, Inc.*	131	2,032
Healthways, Inc.*	100	1,192
HeartWare International, Inc.*	27	1,892
Henry Schein, Inc.*	279	15,317
Hill-Rom Holdings, Inc.	197	5,995
Hi-Tech Pharmacal Co., Inc.*	54	1,237
HMS Holdings Corp.*	77	4,175
Hologic, Inc.*	806	11,228
Hospira, Inc.*	500	28,725
Human Genome Sciences, Inc.*	561	12,712
Humana, Inc.*	507	23,155
ICU Medical, Inc.*	35	1,126
IDEXX Laboratories, Inc.*	179	10,901
Illumina, Inc.*	357	15,540
Immucor, Inc.*	200	3,810
Immunogen, Inc.*	151	1,400
Immunomedics, Inc.*	342	1,057
Impax Laboratories, Inc.*	200	3,812
Incyte Corp. Ltd.*	300	3,321
Inspire Pharmaceuticals, Inc.*	198	988
Insulet Corp.*	83	1,249
Integra LifeSciences Holdings Corp.*	55	2,035
InterMune, Inc.*	138	1,290
Intuitive Surgical, Inc.*	122	38,506
Invacare Corp.	100	2,074
inVentiv Health, Inc.*	100	2,560
Inverness Medical Innovations, Inc.*	257	6,852
IPC The Hospitalist Co., Inc.*	38	954
IRIS International, Inc.*	115	1,166
Ironwood Pharmaceuticals, Inc.*	84	1,001
Isis Pharmaceuticals, Inc.*	260	2,488
Johnson & Johnson	13,049	770,674
Kendle International, Inc.*	70	806
Kensey Nash Corp.*	54	1,280
Kindred Healthcare, Inc.*	100	1,284
Kinetic Concepts, Inc.*	200	7,302
King Pharmaceuticals, Inc.*	795	6,034
Laboratory Corp. of America Holdings*	2,268	170,894
Landauer, Inc.	21	1,278
Lexicon Pharmaceuticals, Inc.*	768	983
LHC Group, Inc.*	43	1,193
Life Technologies Corp.*	549	25,940
LifePoint Hospitals, Inc.*	167	5,244
Ligand Pharmaceuticals, Inc., Class B*	710	1,037
Lincare Holdings, Inc.*	286	9,282
Luminex Corp.*	58	941
Magellan Health Services, Inc.*	100	3,632
MAKO Surgical Corp.*	93	1,158
MannKind Corp.*	275	1,757
Martek Biosciences Corp.*	100	2,371
Masimo Corp.	152	3,619
McKesson Corp.	837	56,213
MedAssets, Inc.*	97	2,239
Medcath Corp.*	118	927
Medco Health Solutions, Inc.*	1,424	78,434
Medical Action Industries, Inc.*	95	1,139
Medicines Co./The*	200	1,522
Medicis Pharmaceutical Corp., Class A	200	4,376
Medivation, Inc.*	100	884
Mednax, Inc.*	144	8,008
Medtronic, Inc.	3,393	123,064
Merck & Co., Inc.	9,599	335,677
Meridian Bioscience, Inc.	150	2,550
Merit Medical Systems, Inc.*	100	1,607
Metabolix, Inc.*	94	1,345
Mettler-Toledo International, Inc.*	106	11,833
Micromet, Inc.*	160	998
Micrus Endovascular Corp.*	63	1,310
Millipore Corp.*	175	18,664
Molina Healthcare, Inc.*	48	1,382
Momenta Pharmaceuticals, Inc.*	91	1,116
MWI Veterinary Supply, Inc.*	29	1,458
Mylan, Inc.*	971	16,546
Myriad Genetics, Inc.*	326	4,874
Nabi Biopharmaceuticals*	200	1,088
National Healthcare Corp.	34	1,172
Natus Medical, Inc.*	100	1,629
Nektar Therapeutics*	300	3,630
Neogen Corp.*	48	1,250
NPS Pharmaceuticals, Inc.*	241	1,552
NuVasive, Inc.*	127	4,503
NxStage Medical, Inc.*	110	1,632
Obagi Medical Products, Inc.*	94	1,111
Odyssey HealthCare, Inc.*	100	2,672
Omnicare, Inc.	354	8,390
Omnicell, Inc.*	51	596
Onyx Pharmaceuticals, Inc.*	200	4,318
Optimer Pharmaceuticals, Inc.*	102	946
OraSure Technologies, Inc.*	200	926
Orthofix International N.V.*	39	1,250
Orthovita, Inc.*	276	560
Owens & Minor, Inc.	199	5,648
Pain Therapeutics, Inc.*	195	1,084
Palomar Medical Technologies, Inc.*	100	1,119
Par Pharmaceutical Cos., Inc.*	100	2,596
Parexel International Corp.*	200	4,336
Patterson Cos., Inc.	327	9,329
PDL BioPharma, Inc.	306	1,720
PerkinElmer, Inc.	349	7,214
Perrigo Co.	253	14,945
Pfizer, Inc.	24,824	353,990
Pharmaceutical Product Development, Inc.	346	8,792
Pharmacyclics, Inc.*	284	1,891
Pharmasset, Inc.*	121	3,308
PharMerica Corp.*	102	1,495
Phase Forward, Inc.*	100	1,668
Pozen, Inc.*	112	785
Progenics Pharmaceuticals, Inc.*	100	548
Providence Service Corp./The*	40	560
PSS World Medical, Inc.*	200	4,230
Psychiatric Solutions, Inc.*	159	5,202
Quality Systems, Inc.	44	2,552
Quest Diagnostics, Inc.	464	23,093
Questcor Pharmaceuticals, Inc.*	144	1,470
Quidel Corp.*	29	368
Regeneron Pharmaceuticals, Inc.*	200	4,464
RehabCare Group, Inc.*	100	2,178
Res-Care, Inc.*	100	966
ResMed, Inc.*	237	14,412
Rigel Pharmaceuticals, Inc.*	100	720
RTI Biologics, Inc.*	278	815
Salix Pharmaceuticals Ltd.*	169	6,596
Sangamo Biosciences, Inc.*	220	816
Santarus, Inc.*	222	551
Savient Pharmaceuticals, Inc.*	185	2,331
Seattle Genetics, Inc.*	300	3,597
Select Medical Holdings Corp.*	146	990
Sequenom, Inc.*	200	1,182
SIGA Technologies, Inc.*	182	1,401
Sirona Dental Systems, Inc.*	103	3,589
Skilled Healthcare Group, Inc., Class A*	188	1,277
SonoSite, Inc.*	21	569
Spectrum Pharmaceuticals, Inc.*	273	1,070
St. Jude Medical, Inc.*	981	35,404
StemCells, Inc.*	1,060	996
STERIS Corp.	200	6,216
Stryker Corp.	966	48,358
Sun Healthcare Group, Inc.*	200	1,616
Sunrise Senior Living, Inc.*	225	626
SuperGen, Inc.*	378	764
SurModics, Inc.*	50	821
SXC Health Solutions Corp.*	90	6,593
Symmetry Medical, Inc.*	100	1,054
Syneron Medical Ltd.*	185	1,902
Synovis Life Technologies, Inc.*	81	1,238
Talecris Biotherapeutics Holdings Corp.*	138	2,912
Targacept, Inc.*	89	1,720
Team Health Holdings, Inc.*	76	982
Techne Corp.	119	6,837
Teleflex, Inc.	129	7,002
Tenet Healthcare Corp.*	1,474	6,397
Theravance, Inc.*	200	2,514
Thermo Fisher Scientific, Inc.*	1,263	61,950
Thoratec Corp.*	164	7,008
TomoTherapy, Inc.*	362	1,151
Triple-S Management Corp.*	67	1,243
Unilife Corp.*	311	1,810
United Therapeutics Corp.*	147	7,175
UnitedHealth Group, Inc.	3,507	99,599
Universal American Corp.*	100	1,440
Universal Health Services, Inc., Class B	278	10,606
Valeant Pharmaceuticals International*	163	8,523
Vanda Pharmaceuticals, Inc.*	108	714
Varian Medical Systems, Inc.*	365	19,082
Vascular Solutions, Inc.*	135	1,688
VCA Antech, Inc.*	256	6,339
Vertex Pharmaceuticals, Inc.*	630	20,727
Vical, Inc.*	351	1,088
Viropharma, Inc.*	288	3,228
Vital Images, Inc.*	50	638
Vivus, Inc.*	300	2,880
Volcano Corp.*	143	3,120
Warner Chilcott plc, Class A*	270	6,170
Waters Corp.*	300	19,410
Watson Pharmaceuticals, Inc.*	342	13,875
WellCare Health Plans, Inc.*	134	3,181
WellPoint, Inc.*	1,318	64,490
West Pharmaceutical Services, Inc.	100	3,649
Wright Medical Group, Inc.*	100	1,661
XenoPort, Inc.*	100	981
Zimmer Holdings, Inc.*	6,767	365,756
Zoll Medical Corp.*	45	1,219
Zymogenetics, Inc.*	100	422
		5,539,301
Industrials — 3.6%
3D Systems Corp.*	89	1,117
3M Co.	2,203	174,015
A.O. Smith Corp.	73	3,518
A123 Systems, Inc.*	315	2,970
AAON, Inc.	54	1,259
AAR Corp.*	100	1,674
ABM Industries, Inc.	159	3,331
Acacia Research - Acacia Technologies*	110	1,565
ACCO Brands Corp.*	138	689
Aceto Corp.	195	1,117
Actuant Corp., Class A	200	3,766
Acuity Brands, Inc.	134	4,875
Administaff, Inc.	44	1,063
Advanced Battery Technologies, Inc.*	318	1,043
Advisory Board Co./The*	25	1,074
Aecom Technology Corp.*	300	6,918
Aerovironment, Inc.*	49	1,065
AGCO Corp.*	278	7,498
Air Transport Services Group, Inc.*	307	1,461
Aircastle Ltd.	125	981
AirTran Holdings, Inc.*	167	810
Alaska Air Group, Inc.*	130	5,843
Albany International Corp., Class A	100	1,619
Alexander & Baldwin, Inc.	126	3,752
Allegiant Travel Co.	42	1,793
Alliant Techsystems, Inc.*	101	6,268
Altra Holdings, Inc.*	86	1,120
Amerco, Inc.*	28	1,541
American Commercial Lines, Inc.*	49	1,103
American Reprographics Co.*	134	1,170
American Science & Engineering, Inc.	37	2,820
American Superconductor Corp.*	133	3,550
American Woodmark Corp.	61	1,043
Ameron International Corp.	23	1,388
AMETEK, Inc.	305	12,246
Ampco-Pittsburgh Corp.	47	979
AMR Corp.*	1,120	7,594
Apogee Enterprises, Inc.	100	1,083
Applied Industrial Technologies, Inc.	150	3,798
Argon ST, Inc.*	47	1,612
Arkansas Best Corp.	100	2,075
Armstrong World Industries, Inc.*	62	1,871
ArvinMeritor, Inc.*	289	3,786
Astec Industries, Inc.*	52	1,442
ATC Technology Corp.*	100	1,612
Atlas Air Worldwide Holdings, Inc.*	67	3,182
Avery Dennison Corp.	347	11,149
Avis Budget Group, Inc.*	295	2,897
AZZ, Inc.	30	1,103
Badger Meter, Inc.	38	1,470
Baldor Electric Co.	148	5,340
Barnes Group, Inc.	138	2,262
BE Aerospace, Inc.*	302	7,680
Beacon Roofing Supply, Inc.*	150	2,703
Belden, Inc.	145	3,190
Blount International, Inc.*	100	1,027
Boeing Co.	7,563	474,578
Bowne & Co., Inc.	84	942
Brady Corp., Class A	147	3,663
Briggs & Stratton Corp.	140	2,383
Brink's Co./The	153	2,912
Bucyrus International, Inc.	221	10,486
C.H. Robinson Worldwide, Inc.	513	28,554
Carlisle Cos., Inc.	200	7,226
Cascade Corp.	19	677
Caterpillar, Inc.	1,941	116,596
CBIZ, Inc.*	200	1,272
CDI Corp.	79	1,227
Celadon Group, Inc.*	100	1,414
Cenveo, Inc.*	200	1,096
Ceradyne, Inc.*	100	2,137
Chart Industries, Inc.*	80	1,246
Chicago Bridge & Iron Co. N.V.*	304	5,718
Cintas Corp.	430	10,307
CIRCOR International, Inc.	42	1,074
CLARCOR, Inc.	164	5,825
Clean Harbors, Inc.*	60	3,985
CNH Global N.V.*	73	1,653
Colfax Corp.*	102	1,062
Columbus McKinnon Corp./NY*	73	1,020
Comfort Systems USA, Inc.	100	966
Consolidated Graphics, Inc.*	28	1,211
Continental Airlines, Inc., Class B*	400	8,800
Con-way, Inc.	153	4,593
Cooper Industries plc	7,006	308,264
Copa Holdings S.A., Class A	100	4,422
Copart, Inc.*	200	7,162
Cornell Cos., Inc.*	65	1,747
Corporate Executive Board Co./The	100	2,627
Corrections Corp. of America*	369	7,040
CoStar Group, Inc.*	56	2,173
Courier Corp.	74	904
Covanta Holding Corp.*	414	6,868
CRA International, Inc.*	30	565
Crane Co.	160	4,834
CSX Corp.	1,211	60,102
Cubic Corp.	45	1,637
Cummins, Inc.	616	40,120
Curtiss-Wright Corp.	142	4,124
Danaher Corp.	1,632	60,580
Deere & Co.	1,315	73,219
Delta Air Lines, Inc.*	2,433	28,588
Deluxe Corp.	160	3,000
Diamond Management & Technology Consultants, Inc.	153	1,577
DigitalGlobe, Inc.*	115	3,024
Dolan Co./The*	117	1,301
Dollar Thrifty Automotive Group, Inc.*	100	4,261
Donaldson Co., Inc.	210	8,956
Dover Corp.	558	23,319
Ducommun, Inc.	56	958
Dun & Bradstreet Corp.	145	9,732
Dycom Industries, Inc.*	160	1,368
Dynamex, Inc.*	72	878
Dynamic Materials Corp.	76	1,219
DynCorp International, Inc., Class A*	104	1,822
Eagle Bulk Shipping, Inc.*	221	933
Eaton Corp.	503	32,916
EMCOR Group, Inc.*	199	4,611
Emerson Electric Co.	2,315	101,142
Encore Wire Corp.	35	637
Ener1, Inc.*	281	950
Energy Recovery, Inc.*	193	772
EnergySolutions, Inc.	307	1,563
EnerNOC, Inc.*	42	1,320
EnerSys*	127	2,714
Ennis, Inc.	100	1,501
EnPro Industries, Inc.*	46	1,295
Equifax, Inc.	409	11,477
ESCO Technologies, Inc.	100	2,575
Esterline Technologies Corp.*	100	4,745
Expeditors International of Washington, Inc.	666	22,984
Exponent, Inc.*	40	1,309
Fastenal Co.	389	19,524
Federal Signal Corp.	200	1,208
FedEx Corp.	968	67,866
Flow International Corp.*	395	932
Flowserve Corp.	177	15,010
Fluor Corp.	534	22,695
Force Protection, Inc.*	300	1,230
Forward Air Corp.	100	2,725
Franklin Electric Co., Inc.	61	1,758
FreightCar America, Inc.	48	1,086
FTI Consulting, Inc.*	154	6,713
FuelCell Energy, Inc.*	200	236
Furmanite Corp.*	232	921
G&K Services, Inc., Class A	27	558
Gardner Denver, Inc.	173	7,714
GATX Corp.	150	4,002
Genco Shipping & Trading Ltd.*	100	1,499
GenCorp, Inc.*	208	911
Generac Holdings, Inc.*	83	1,163
General Cable Corp.*	157	4,184
General Dynamics Corp.	1,064	62,308
General Electric Co.	32,859	473,827
Genesee & Wyoming, Inc., Class A*	115	4,291
Geo Group, Inc./The*	162	3,361
GeoEye, Inc.*	56	1,744
Gibraltar Industries, Inc.*	100	1,010
Goodrich Corp.	383	25,374
Gorman-Rupp Co./The	47	1,177
GP Strategies Corp.*	144	1,045
Graco, Inc.	176	4,961
GrafTech International Ltd.*	379	5,541
Graham Corp.	64	959
Granite Construction, Inc.	100	2,358
Great Lakes Dredge & Dock Corp.	220	1,320
Greenbrier Cos., Inc.*	102	1,142
Griffon Corp.*	163	1,803
H&E Equipment Services, Inc.*	111	831
Harsco Corp.	254	5,969
Hawaiian Holdings, Inc.*	170	879
Healthcare Services Group, Inc.	150	2,842
Heartland Express, Inc.	159	2,309
HEICO Corp.	73	2,622
Heidrick & Struggles International, Inc.	34	776
Herley Industries, Inc.*	83	1,184
Herman Miller, Inc.	200	3,774
Hertz Global Holdings, Inc.*	567	5,364
Hexcel Corp.*	300	4,653
HNI Corp.	128	3,532
Honeywell International, Inc.	2,360	92,111
Horizon Lines, Inc., Class A	224	948
Houston Wire & Cable Co.	95	1,031
HUB Group, Inc., Class A*	113	3,391
Hubbell, Inc., Class B	176	6,985
Huron Consulting Group, Inc.*	100	1,941
ICF International, Inc.*	48	1,149
IDEX Corp.	263	7,514
IHS, Inc., Class A*	140	8,179
II-VI, Inc.*	64	1,896
Illinois Tool Works, Inc.	1,360	56,141
Ingersoll-Rand plc	992	34,214
Insituform Technologies, Inc., Class A*	100	2,048
Interface, Inc., Class A	200	2,148
Interline Brands, Inc.*	100	1,729
International Shipholding Corp.	41	907
Iron Mountain, Inc.	581	13,049
ITT Corp.	537	24,122
J.B. Hunt Transport Services, Inc.	259	8,462
Jacobs Engineering Group, Inc.*	354	12,900
JetBlue Airways Corp.*	829	4,551
John Bean Technologies Corp.	108	1,647
Joy Global, Inc.	317	15,879
Kadant, Inc.*	30	523
Kaman Corp.	100	2,212
Kansas City Southern*	300	10,905
KAR Auction Services, Inc.*	86	1,064
Kaydon Corp.	100	3,286
KBR, Inc.	450	9,153
Kelly Services, Inc., Class A*	100	1,487
Kennametal, Inc.	268	6,815
Kforce, Inc.*	100	1,275
Kimball International, Inc., Class B	100	553
Kirby Corp.*	168	6,426
Knight Transportation, Inc.	150	3,036
Knoll, Inc.	100	1,329
Korn/Ferry International*	169	2,349
L-3 Communications Holdings, Inc.	4,627	327,777
LaBarge, Inc.*	105	1,198
Ladish Co., Inc.*	57	1,295
Landstar System, Inc.	167	6,511
Layne Christensen Co.*	47	1,141
LB Foster Co., Class A*	41	1,063
Lennox International, Inc.	157	6,526
Lincoln Electric Holdings, Inc.	138	7,037
Lindsay Corp.	31	982
Lockheed Martin Corp.	960	71,520
LSI Industries, Inc.	100	488
M&F Worldwide Corp.*	40	1,084
Manitowoc Co., Inc./The	432	3,948
Manpower, Inc.	251	10,838
Marten Transport Ltd.*	63	1,309
Masco Corp.	29,550	317,958
MasTec, Inc.*	195	1,833
McDermott International, Inc.*	745	16,137
McGrath RentCorp	100	2,278
Metalico, Inc.*	194	772
Michael Baker Corp.*	35	1,221
Middleby Corp.*	49	2,606
Mine Safety Appliances Co.	100	2,478
Mobile Mini, Inc.*	81	1,319
Moog, Inc., Class A*	144	4,641
MSC Industrial Direct Co., Class A	140	7,092
Mueller Industries, Inc.	100	2,460
Mueller Water Products, Inc., Class A	500	1,855
Multi-Color Corp.	100	1,024
NACCO Industries, Inc., Class A	15	1,331
Navigant Consulting, Inc.*	200	2,076
Navistar International Corp.*	210	10,332
NCI Building Systems, Inc.*	20	167
Nordson Corp.	100	5,608
Norfolk Southern Corp.	1,129	59,893
Northrop Grumman Corp.	9,797	533,349
Northwest Pipe Co.*	55	1,045
Old Dominion Freight Line, Inc.*	85	2,987
On Assignment, Inc.*	163	820
Orbital Sciences Corp.*	200	3,154
Orion Marine Group, Inc.*	100	1,420
Oshkosh Corp.*	269	8,382
Otter Tail Corp.	100	1,933
Owens Corning*	346	10,349
PACCAR, Inc.	1,108	44,176
Pacer International, Inc.*	100	699
Pall Corp.	370	12,717
Parker Hannifin Corp.	500	27,730
Pentair, Inc.	300	9,660
Pitney Bowes, Inc.	634	13,923
PMFG, Inc.*	91	1,379
Polypore International, Inc.*	66	1,501
Powell Industries, Inc.*	37	1,012
Precision Castparts Corp.	431	44,359
Quanex Building Products Corp.	150	2,593
Quanta Services, Inc.*	664	13,712
R.R. Donnelley & Sons Co.	624	10,215
RailAmerica, Inc.*	103	1,022
Raven Industries, Inc.	26	876
Raytheon Co.	1,173	56,761
RBC Bearings, Inc.*	52	1,507
Regal-Beloit Corp.	120	6,694
Republic Airways Holdings, Inc.*	100	611
Republic Services, Inc.	972	28,898
Resources Connection, Inc.*	129	1,754
Robbins & Myers, Inc.	100	2,174
Robert Half International, Inc.	424	9,985
Rockwell Automation, Inc.	446	21,894
Rockwell Collins, Inc.	467	24,812
Rollins, Inc.	150	3,103
Roper Industries, Inc.	279	15,613
RSC Holdings, Inc.*	200	1,234
Rush Enterprises, Inc., Class A*	150	2,004
Ryder System, Inc.	170	6,839
Saia, Inc.*	85	1,275
Satcon Technology Corp.*	482	1,379
Schawk, Inc.	66	987
School Specialty, Inc.*	52	940
Seaboard Corp.	1	1,510
SFN Group, Inc.*	200	1,092
Shaw Group, Inc./The*	262	8,966
Simpson Manufacturing Co., Inc.	100	2,455
Skywest, Inc.	200	2,444
Snap-On, Inc.	172	7,037
Southwest Airlines Co.	2,309	25,653
Spirit Aerosystems Holdings, Inc., Class A*	332	6,328
SPX Corp.	158	8,344
Standex International Corp.	45	1,141
Stanley, Inc.*	42	1,570
Steelcase, Inc., Class A	200	1,550
Stericycle, Inc.*	278	18,231
Sterling Construction Co., Inc.*	76	983
Sun Hydraulics Corp.	45	1,056
SYKES Enterprises, Inc.*	100	1,423
TAL International Group, Inc.	60	1,348
Taser International, Inc.*	200	780
Team, Inc.*	100	1,305
Tecumseh Products Co., Class A*	100	1,112
Teledyne Technologies, Inc.*	100	3,858
Tennant Co.	51	1,725
Terex Corp.*	338	6,334
Tetra Tech, Inc.*	200	3,922
Textainer Group Holdings Ltd.	74	1,786
Textron, Inc.	860	14,594
Thomas & Betts Corp.*	172	5,968
Timken Co.	293	7,615
Titan International, Inc.	125	1,246
Titan Machinery, Inc.*	87	1,142
Toro Co./The	100	4,912
Towers Watson & Co., Class A	136	5,284
TransDigm Group, Inc.	165	8,420
Tredegar Corp.	100	1,632
Trex Co., Inc.*	57	1,145
Trinity Industries, Inc.	220	3,898
Triumph Group, Inc.	51	3,398
TrueBlue, Inc.*	113	1,264
Tutor Perini Corp.*	67	1,104
Tyco International Ltd.	1,569	55,276
UAL Corp.*	520	10,691
Union Pacific Corp.	1,568	108,992
United Parcel Service, Inc., Class B	2,197	124,987
United Rentals, Inc.*	200	1,864
United Stationers, Inc.*	78	4,249
United Technologies Corp.	2,878	186,811
Universal Forest Products, Inc.	56	1,697
URS Corp.*	260	10,231
US Airways Group, Inc.*	500	4,305
US Ecology, Inc.	100	1,457
USA Truck, Inc.*	74	1,193
USG Corp.*	235	2,839
UTi Worldwide, Inc.	283	3,504
Valmont Industries, Inc.	73	5,304
Verisk Analytics, Inc., Class A*	300	8,970
Viad Corp.	70	1,235
Vicor Corp.*	100	1,249
W.W. Grainger, Inc.	195	19,393
Wabash National Corp.*	235	1,671
WABCO Holdings, Inc.*	213	6,705
Waste Connections, Inc.*	210	7,327
Waste Management, Inc.	1,506	47,123
Waste Services, Inc.*	152	1,772
Watsco, Inc.	79	4,576
Watts Water Technologies, Inc., Class A	100	2,866
Werner Enterprises, Inc.	138	3,021
WESCO International, Inc.*	135	4,545
Westinghouse Air Brake Technologies Corp.	154	6,143
Woodward Governor Co.	200	5,106
		5,691,576
Information Technology — 5.2%
3PAR, Inc.*	117	1,089
Accenture plc, Class A	1,886	72,894
ACI Worldwide, Inc.*	100	1,947
Acme Packet, Inc.*	118	3,172
Actel Corp.*	100	1,282
Activision Blizzard, Inc.	1,584	16,616
Actuate Corp.*	206	917
Acxiom Corp.*	200	2,938
ADC Telecommunications, Inc.*	382	2,831
Adobe Systems, Inc.*	1,615	42,684
ADPT Corp.*	400	1,156
ADTRAN, Inc.	155	4,227
Advanced Analogic Technologies, Inc.*	329	1,050
Advanced Energy Industries, Inc.*	100	1,229
Advanced Micro Devices, Inc.*	1,831	13,403
Advent Software, Inc.*	44	2,066
Agilent Technologies, Inc.*	1,095	31,131
Agilysys, Inc.	80	535
Akamai Technologies, Inc.*	513	20,812
Alcatel-Lucent ADR*	86,025	218,503
Alliance Data Systems Corp.*	170	10,118
Altera Corp.	945	23,445
Amdocs Ltd.*	600	16,110
American Software, Inc./Georgia, Class A	206	952
Amkor Technology, Inc.*	400	2,204
Amphenol Corp., Class A	548	21,525
Anadigics, Inc.*	246	1,073
Analog Devices, Inc.	923	25,715
Anaren, Inc.*	85	1,270
Ancestry.com, Inc.*	106	1,868
Anixter International, Inc.*	100	4,260
ANSYS, Inc.*	272	11,035
AOL, Inc.*	342	7,110
Apple, Inc.*	2,800	704,284
Applied Materials, Inc.	4,097	49,246
Applied Micro Circuits Corp.*	250	2,620
ArcSight, Inc.*	53	1,187
Ariba, Inc.*	260	4,142
Arris Group, Inc.*	393	4,005
Arrow Electronics, Inc.*	359	8,024
Art Technology Group, Inc.*	400	1,368
Aruba Networks, Inc.*	296	4,215
Aspen Technology, Inc.*	164	1,786
Atheros Communications, Inc.*	200	5,508
Atmel Corp.*	1,536	7,373
ATMI, Inc.*	100	1,464
Autodesk, Inc.*	704	17,149
Automatic Data Processing, Inc.	1,544	62,161
Avago Technologies Ltd.*	313	6,592
Aviat Networks, Inc.*	279	1,013
Avid Technology, Inc.*	81	1,031
Avnet, Inc.*	461	11,115
AVX Corp.	115	1,474
Bel Fuse, Inc., Class B	57	941
Bell Microproducts, Inc.*	270	1,885
Benchmark Electronics, Inc.*	192	3,043
Black Box Corp.	44	1,227
Blackbaud, Inc.	148	3,222
Blackboard, Inc.*	100	3,733
Blue Coat Systems, Inc.*	122	2,492
BMC Software, Inc.*	568	19,670
Bottomline Technologies, Inc.*	73	951
Brightpoint, Inc.*	87	609
Broadcom Corp., Class A	1,560	51,433
Broadridge Financial Solutions, Inc.	450	8,573
Brocade Communications Systems, Inc.*	1,406	7,255
Brooks Automation, Inc.*	143	1,105
CA, Inc.	22,095	406,548
Cabot Microelectronics Corp.*	68	2,352
CACI International, Inc., Class A*	100	4,248
Cadence Design Systems, Inc.*	794	4,597
Cass Information Systems, Inc.	38	1,302
Cavium Networks, Inc.*	168	4,400
Ceva, Inc.*	107	1,348
Checkpoint Systems, Inc.*	100	1,736
Ciber, Inc.*	200	554
Ciena Corp.*	279	3,538
Cirrus Logic, Inc.*	267	4,221
Cisco Systems, Inc.*	17,567	374,353
Citrix Systems, Inc.*	560	23,649
Cogent, Inc.*	100	901
Cognex Corp.	107	1,881
Cognizant Technology Solutions Corp., Class A*	939	47,006
Coherent, Inc.*	60	2,058
Cohu, Inc.	100	1,213
CommScope, Inc.*	300	7,131
CommVault Systems, Inc.*	118	2,655
Compellent Technologies, Inc.*	70	848
Computer Sciences Corp.	477	21,584
Compuware Corp.*	700	5,586
comScore, Inc.*	73	1,202
Comtech Telecommunications Corp.*	100	2,993
Comverge, Inc.*	111	995
Concur Technologies, Inc.*	129	5,506
Constant Contact, Inc.*	60	1,280
Convergys Corp.*	312	3,061
CoreLogic, Inc.	323	5,704
Corning, Inc.	4,800	77,520
Cray, Inc.*	199	1,110
Cree, Inc.*	330	19,810
CSG Systems International, Inc.*	104	1,906
CTS Corp.	100	924
Cybersource Corp.*	219	5,591
Cymer, Inc.*	100	3,004
Cypress Semiconductor Corp.*	491	4,930
Daktronics, Inc.	200	1,500
DealerTrack Holdings, Inc.*	100	1,645
Dell, Inc.*	23,823	287,305
Deltek, Inc.*	29	242
DG FastChannel, Inc.*	60	1,955
Diebold, Inc.	200	5,450
Digi International, Inc.*	111	918
Digital River, Inc.*	139	3,323
Diodes, Inc.*	100	1,587
DivX, Inc.*	167	1,279
Dolby Laboratories, Inc., Class A*	168	10,532
Double-Take Software, Inc.*	140	1,469
DSP Group, Inc.*	100	639
DST Systems, Inc.	80	2,891
DTS, Inc.*	34	1,118
Earthlink, Inc.	400	3,184
eBay, Inc.*	3,537	69,361
Ebix, Inc.*	73	1,145
Echelon Corp.*	100	733
EchoStar Corp., Class A*	93	1,774
Electro Rent Corp.	87	1,113
Electro Scientific Industries, Inc.*	100	1,336
Electronic Arts, Inc.*	1,041	14,990
Electronics for Imaging, Inc.*	98	956
EMC Corp.*	6,285	115,016
EMS Technologies, Inc.*	72	1,081
Emulex Corp.*	300	2,754
Energy Conversion Devices, Inc.*	200	820
Entegris, Inc.*	350	1,390
Entropic Communications, Inc.*	233	1,477
Epicor Software Corp.*	200	1,598
EPIQ Systems, Inc.*	100	1,293
Equinix, Inc.*	151	12,264
Euronet Worldwide, Inc.*	134	1,714
Evergreen Solar, Inc.*	1,097	748
Exar Corp.*	100	693
ExlService Holdings, Inc.*	71	1,219
Extreme Networks*	219	591
F5 Networks, Inc.*	247	16,937
Factset Research Systems, Inc.	135	9,044
Fair Isaac Corp.	153	3,334
Fairchild Semiconductor International, Inc.*	348	2,927
FARO Technologies, Inc.*	47	879
FEI Co.*	100	1,971
Fidelity National Information Services, Inc.	1,041	27,920
Finisar Corp.*	215	3,204
First Solar, Inc.*	164	18,668
Fiserv, Inc.*	461	21,049
FLIR Systems, Inc.*	482	14,021
Formfactor, Inc.*	133	1,436
Forrester Research, Inc.*	40	1,210
Fortinet, Inc.*	182	2,992
Gartner, Inc.*	200	4,650
Genpact Ltd.*	200	3,106
Global Cash Access Holdings, Inc.*	100	721
Global Payments, Inc.	254	9,281
Globecomm Systems, Inc.*	159	1,312
Google, Inc., Class A*	751	334,157
GSI Commerce, Inc.*	186	5,357
GT Solar International, Inc.*	324	1,814
Harmonic, Inc.*	300	1,632
Harris Corp.	380	15,827
Heartland Payment Systems, Inc.	100	1,484
Hewitt Associates, Inc., Class A*	270	9,304
Hewlett-Packard Co.	7,216	312,308
Hittite Microwave Corp.*	70	3,132
Hughes Communications, Inc.*	43	1,046
IAC/InterActiveCorp*	295	6,481
iGate Corp.	120	1,538
Imation Corp.*	106	974
Immersion Corp.*	212	1,073
Infinera Corp.*	230	1,479
infoGROUP, Inc.*	100	798
Informatica Corp.*	254	6,066
Infospace, Inc.*	100	752
Ingram Micro, Inc., Class A*	500	7,595
Insight Enterprises, Inc.*	118	1,553
Integral Systems, Inc./MD*	122	775
Integrated Device Technology, Inc.*	468	2,317
Intel Corp.	17,141	333,392
Interactive Intelligence, Inc.*	65	1,068
InterDigital, Inc.*	133	3,284
Intermec, Inc.*	200	2,050
Internap Network Services Corp.*	219	913
International Business Machines Corp.	3,953	488,116
International Rectifier Corp.*	231	4,299
Internet Brands, Inc., Class A*	124	1,281
Internet Capital Group, Inc.*	100	760
Intersil Corp., Class A	380	4,602
Intevac, Inc.*	100	1,067
Intuit, Inc.*	864	30,041
IPG Photonics Corp.*	79	1,203
Isilon Systems, Inc.*	136	1,746
Itron, Inc.*	126	7,789
Ixia*	100	859
IXYS Corp.*	140	1,238
j2 Global Communications, Inc.*	148	3,232
Jabil Circuit, Inc.	600	7,980
Jack Henry & Associates, Inc.	250	5,970
JDA Software Group, Inc.*	100	2,198
JDS Uniphase Corp.*	664	6,534
Juniper Networks, Inc.*	1,588	36,238
Kenexa Corp.*	85	1,020
Keynote Systems, Inc.	107	965
KLA-Tencor Corp.	518	14,442
Knot, Inc./The*	100	778
Kopin Corp.*	323	1,095
Kulicke & Soffa Industries, Inc.*	200	1,404
KVH Industries, Inc.*	93	1,155
L-1 Identity Solutions, Inc.*	201	1,646
Lam Research Corp.*	410	15,605
Lattice Semiconductor Corp.*	400	1,736
Lawson Software, Inc.*	399	2,913
Lender Processing Services, Inc.	304	9,518
Lexmark International, Inc., Class A*	248	8,191
Linear Technology Corp.	700	19,467
Lionbridge Technologies, Inc.*	310	1,417
Liquidity Services, Inc.*	104	1,348
Littelfuse, Inc.*	65	2,055
LivePerson, Inc.*	150	1,029
LogMeIn, Inc.*	69	1,810
LoopNet, Inc.*	106	1,307
Loral Space & Communications, Inc.*	34	1,452
LSI Corp.*	2,093	9,628
LTX-Credence Corp.*	589	1,667
Manhattan Associates, Inc.*	48	1,322
Mantech International Corp., Class A*	71	3,022
Marchex, Inc., Class B	100	385
Marvell Technology Group Ltd.*	1,639	25,831
Mastercard, Inc., Class A	325	64,847
Maxim Integrated Products, Inc.	887	14,840
MAXIMUS, Inc.	55	3,183
Maxwell Technologies, Inc.*	99	1,129
McAfee, Inc.*	441	13,548
Measurement Specialties, Inc.*	75	1,027
MEMC Electronic Materials, Inc.*	702	6,936
Mentor Graphics Corp.*	300	2,655
Mercury Computer Systems, Inc.*	100	1,173
Methode Electronics, Inc.	100	974
Micrel, Inc.	89	906
Microchip Technology, Inc.	600	16,644
Micron Technology, Inc.*	2,646	22,465
MICROS Systems, Inc.*	257	8,191
Microsemi Corp.*	228	3,336
Microsoft Corp.	33,544	771,847
MicroStrategy, Inc., Class A*	26	1,952
Microtune, Inc.*	200	426
Microvision, Inc.*	347	1,027
Mindspeed Technologies, Inc.*	219	1,640
MIPS Technologies, Inc.*	259	1,323
MKS Instruments, Inc.*	140	2,621
ModusLink Global Solutions, Inc.*	160	965
Molex, Inc.	426	7,770
MoneyGram International, Inc.*	328	804
Monolithic Power Systems, Inc.*	100	1,786
Monotype Imaging Holdings, Inc.*	123	1,108
Monster Worldwide, Inc.*	402	4,683
Motorola, Inc.*	22,317	145,507
Move, Inc.*	500	1,025
MTS Systems Corp.	50	1,450
Multi-Fineline Electronix, Inc.*	49	1,223
National Instruments Corp.	165	5,244
National Semiconductor Corp.	700	9,422
NCI, Inc., Class A*	43	971
NCR Corp.*	501	6,072
NetApp, Inc.*	1,058	39,474
Netezza Corp.*	134	1,833
Netgear, Inc.*	100	1,784
Netlogic Microsystems, Inc.*	215	5,848
Netscout Systems, Inc.*	100	1,422
NetSuite, Inc.*	86	1,087
Network Equipment Technologies, Inc.*	216	754
NeuStar, Inc., Class A*	230	4,743
Newport Corp.*	100	906
NIC, Inc.	169	1,083
Novatel Wireless, Inc.*	100	574
Novell, Inc.*	1,076	6,112
Novellus Systems, Inc.*	259	6,568
Nuance Communications, Inc.*	740	11,063
NVE Corp.*	25	1,088
NVIDIA Corp.*	1,738	17,745
Oclaro, Inc.*	148	1,641
Omnivision Technologies, Inc.*	135	2,894
ON Semiconductor Corp.*	1,354	8,639
OpenTable, Inc.*	46	1,908
Openwave Systems, Inc.*	508	1,031
Oplink Communications, Inc.*	67	960
Opnet Technologies, Inc.	75	1,102
Oracle Corp.	11,729	251,704
OSI Systems, Inc.*	43	1,194
Palm, Inc.*	400	2,276
Parametric Technology Corp.*	360	5,641
Park Electrochemical Corp.	36	879
Paychex, Inc.	972	25,243
Pegasystems, Inc.	46	1,477
Perficient, Inc.*	105	936
Pericom Semiconductor Corp.*	115	1,104
Photronics, Inc.*	234	1,058
Plantronics, Inc.	153	4,376
Plexus Corp.*	125	3,343
PLX Technology, Inc.*	219	918
PMC - Sierra, Inc.*	713	5,362
Polycom, Inc.*	260	7,745
Power Integrations, Inc.	71	2,286
Power-One, Inc.*	300	2,025
Powerwave Technologies, Inc.*	953	1,468
Progress Software Corp.*	139	4,174
PROS Holdings, Inc.*	124	806
QLogic Corp.*	379	6,299
QUALCOMM, Inc.	5,052	165,908
Quantum Corp.*	800	1,504
Quest Software, Inc.*	200	3,608
Rackspace Hosting, Inc.*	299	5,484
Radiant Systems, Inc.*	88	1,272
Radisys Corp.*	100	952
Rambus, Inc.*	303	5,309
RealNetworks, Inc.*	400	1,320
Red Hat, Inc.*	600	17,364
RF Micro Devices, Inc.*	816	3,191
RightNow Technologies, Inc.*	67	1,051
Rimage Corp.*	83	1,314
Riverbed Technology, Inc.*	182	5,027
Rofin-Sinar Technologies, Inc.*	75	1,561
Rogers Corp.*	27	750
Rovi Corp.*	323	12,245
Rubicon Technology, Inc.*	51	1,519
Rudolph Technologies, Inc.*	137	1,034
S1 Corp.*	225	1,352
SAIC, Inc.*	970	16,238
Salesforce.com, Inc.*	361	30,981
SanDisk Corp.*	694	29,197
Sanmina-SCI Corp.*	227	3,089
Sapient Corp.	300	3,042
SAVVIS, Inc.*	106	1,564
Scansource, Inc.*	65	1,620
Seachange International, Inc.*	153	1,259
Seagate Technology*	1,538	20,056
Semtech Corp.*	200	3,274
ShoreTel, Inc.*	185	858
Sigma Designs, Inc.*	100	1,001
Silicon Graphics International Corp.*	112	793
Silicon Image, Inc.*	300	1,053
Silicon Laboratories, Inc.*	153	6,206
Skyworks Solutions, Inc.*	600	10,074
SMART Modular Technologies WWH, Inc.*	150	878
Smith Micro Software, Inc.*	136	1,293
SolarWinds, Inc.*	157	2,518
Solera Holdings, Inc.	231	8,362
Sonic Solutions, Inc.*	230	1,921
SonicWALL, Inc.*	200	2,350
Sonus Networks, Inc.*	820	2,222
Sourcefire, Inc.*	49	931
Spectrum Control, Inc.*	94	1,314
SRA International, Inc., Class A*	122	2,400
Stamps.com, Inc.*	100	1,025
Standard Microsystems Corp.*	43	1,001
STEC, Inc.*	94	1,181
Stratasys, Inc.*	49	1,203
SuccessFactors, Inc.*	248	5,156
SunPower Corp., Class A*	324	3,920
Super Micro Computer, Inc.*	71	958
Supertex, Inc.*	44	1,085
support.com, Inc.*	352	1,464
Sybase, Inc.*	279	18,040
Sycamore Networks, Inc.	60	997
Symantec Corp.*	2,445	33,937
Symmetricom, Inc.*	200	1,018
Symyx Technologies, Inc.*	100	501
Synaptics, Inc.*	102	2,805
Synchronoss Technologies, Inc.*	61	1,157
SYNNEX Corp.*	56	1,435
Synopsys, Inc.*	475	9,913
Syntel, Inc.	42	1,426
Take-Two Interactive Software, Inc.*	106	954
Taleo Corp., Class A*	115	2,793
Tech Data Corp.*	162	5,770
Technitrol, Inc.	218	689
Tekelec*	200	2,648
TeleCommunication Systems, Inc., Class A*	164	679
TeleTech Holdings, Inc.*	100	1,289
Tellabs, Inc.	1,267	8,096
Teradata Corp.*	494	15,057
Teradyne, Inc.*	500	4,875
Terremark Worldwide, Inc.*	165	1,289
Tessera Technologies, Inc.*	141	2,263
Texas Instruments, Inc.	3,780	87,998
THQ, Inc.*	161	696
TIBCO Software, Inc.*	524	6,319
Tier Technologies, Inc.*	165	1,003
TiVo, Inc.*	330	2,435
TNS, Inc.*	100	1,744
Total System Services, Inc.	500	6,800
Trimble Navigation Ltd.*	358	10,024
TriQuint Semiconductor, Inc.*	500	3,055
TTM Technologies, Inc.*	200	1,900
Tyco Electronics Ltd.	19,850	503,793
Tyler Technologies, Inc.*	100	1,552
Ultimate Software Group, Inc.*	64	2,103
Ultratech, Inc.*	100	1,627
Unisys Corp.*	144	2,663
United Online, Inc.	200	1,152
Universal Display Corp.*	100	1,798
UTStarcom, Inc.*	300	552
ValueClick, Inc.*	300	3,207
Varian Semiconductor Equipment Associates, Inc.*	238	6,821
VASCO Data Security International, Inc.*	100	617
Veeco Instruments, Inc.*	126	4,319
VeriFone Systems, Inc.*	229	4,335
VeriSign, Inc.*	533	14,151
Viasat, Inc.*	100	3,256
Visa, Inc., Class A	1,475	104,356
Vishay Intertechnology, Inc.*	594	4,598
VistaPrint N.V.*	126	5,984
VMware, Inc., Class A*	224	14,020
Vocus, Inc.*	69	1,054
Volterra Semiconductor Corp.*	60	1,384
WebMD Health Corp.*	181	8,404
Websense, Inc.*	132	2,495
Western Digital Corp.*	692	20,871
Western Union Co./The	2,088	31,132
Wright Express Corp.*	139	4,128
Xerox Corp.	4,200	33,768
Xilinx, Inc.	854	21,572
Xyratex Ltd.*	124	1,755
Yahoo! Inc.*	4,282	59,220
Zebra Technologies Corp., Class A*	173	4,389
Zix Corp.*	525	1,187
Zoran Corp.*	200	1,908
		8,225,924
Materials — 1.0%
A. Schulman, Inc.	98	1,858
Air Products & Chemicals, Inc.	640	41,478
Airgas, Inc.	259	16,110
AK Steel Holding Corp.	360	4,291
Albemarle Corp.	282	11,198
Alcoa, Inc.	3,117	31,357
Allegheny Technologies, Inc.	300	13,257
Allied Nevada Gold Corp.*	200	3,936
AM Castle & Co.*	89	1,236
AMCOL International Corp.	100	2,350
American Vanguard Corp.	143	1,134
Aptargroup, Inc.	200	7,564
Arch Chemicals, Inc.	65	1,998
Ashland, Inc.	250	11,605
Balchem Corp.	64	1,600
Ball Corp.	266	14,053
Bemis Co., Inc.	296	7,992
Boise, Inc.*	180	988
Brush Engineered Materials, Inc.*	41	819
Buckeye Technologies, Inc.*	114	1,134
Cabot Corp.	209	5,039
Calgon Carbon Corp.*	200	2,648
Carpenter Technology Corp.	137	4,498
Celanese Corp., Series A	504	12,555
Century Aluminum Co.*	160	1,413
CF Industries Holdings, Inc.	203	12,880
Clearwater Paper Corp.*	39	2,136
Cliffs Natural Resources, Inc.	415	19,571
Coeur d'Alene Mines Corp.*	265	4,182
Commercial Metals Co.	348	4,601
Compass Minerals International, Inc.	100	7,028
Crown Holdings, Inc.*	500	12,520
Cytec Industries, Inc.	150	5,999
Deltic Timber Corp.	27	1,129
Domtar Corp.	131	6,439
Dow Chemical Co./The	3,549	84,182
E.I. Du Pont de Nemours & Co.	2,793	96,610
Eagle Materials, Inc.	128	3,319
Eastman Chemical Co.	204	10,885
Ecolab, Inc.	717	32,200
Ferro Corp.*	257	1,894
FMC Corp.	203	11,658
Freeport-McMoRan Copper & Gold, Inc.	1,339	79,175
General Moly, Inc.*	331	1,019
Georgia Gulf Corp.*	114	1,521
Gerdau Ameristeel Corp.*	427	4,654
Globe Specialty Metals, Inc.*	176	1,818
Golden Star Resources Ltd.*	717	3,140
Graham Packaging Co., Inc.*	94	1,125
Graphic Packaging Holding Co.*	345	1,087
Greif, Inc., Class A	100	5,554
H.B. Fuller Co.	148	2,811
Haynes International, Inc.	33	1,017
Headwaters, Inc.*	246	699
Hecla Mining Co.*	675	3,523
Horsehead Holding Corp.*	100	756
Huntsman Corp.	500	4,335
Innophos Holdings, Inc.	45	1,174
International Flavors & Fragrances, Inc.	254	10,775
International Paper Co.	1,351	30,573
Intrepid Potash, Inc.*	143	2,799
Jaguar Mining, Inc.*	217	1,916
Kaiser Aluminum Corp.	46	1,595
KapStone Paper and Packaging Corp.*	98	1,092
Koppers Holdings, Inc.	53	1,191
Kraton Performance Polymers, Inc.*	65	1,221
Landec Corp.*	184	1,084
Louisiana-Pacific Corp.*	416	2,783
LSB Industries, Inc.*	78	1,038
Lubrizol Corp.	217	17,427
Martin Marietta Materials, Inc.	126	10,686
MeadWestvaco Corp.	552	12,254
Minerals Technologies, Inc.	54	2,567
Monsanto Co.	1,735	80,192
Mosaic Co./The	500	19,490
Myers Industries, Inc.	100	809
Nalco Holding Co.	363	7,427
Neenah Paper, Inc.	18	329
NewMarket Corp.	29	2,532
Newmont Mining Corp.	1,466	90,511
Nucor Corp.	951	36,404
Olin Corp.	239	4,324
Olympic Steel, Inc.	35	804
OM Group, Inc.*	100	2,386
Omnova Solutions, Inc.*	154	1,203
Owens-Illinois, Inc.*	532	14,071
P.H. Glatfelter Co.	115	1,248
Packaging Corp. of America	337	7,421
Pactiv Corp.*	428	11,920
PolyOne Corp.*	300	2,526
PPG Industries, Inc.	2,701	163,167
Praxair, Inc.	948	72,039
Quaker Chemical Corp.	43	1,165
Reliance Steel & Aluminum Co.	245	8,857
Rock-Tenn Co., Class A	127	6,308
Rockwood Holdings, Inc.*	151	3,426
Royal Gold, Inc.	162	7,776
RPM International, Inc.	408	7,279
RTI International Metals, Inc.*	100	2,411
Schnitzer Steel Industries, Inc., Class A	65	2,548
Schweitzer-Mauduit International, Inc.	54	2,724
Scotts Miracle-Gro Co./The, Class A	146	6,484
Sealed Air Corp.	511	10,077
Sensient Technologies Corp.	152	3,941
Sigma-Aldrich Corp.	378	18,836
Silgan Holdings, Inc.	162	4,598
Solutia, Inc.*	359	4,703
Sonoco Products Co.	300	9,144
Southern Copper Corp.	517	13,721
Spartech Corp.*	100	1,025
Steel Dynamics, Inc.	682	8,996
Stepan Co.	21	1,437
Stillwater Mining Co.*	100	1,162
STR Holdings, Inc.*	61	1,147
Temple-Inland, Inc.	343	7,090
Texas Industries, Inc.	66	1,950
Thompson Creek Metals Co., Inc.*	424	3,680
Titanium Metals Corp.*	300	5,277
United States Steel Corp.	447	17,232
Universal Stainless & Alloy*	50	799
US Gold Corp.*	415	2,079
Valspar Corp.	327	9,849
Vulcan Materials Co.	404	17,707
Walter Industries, Inc.	176	10,710
Wausau Paper Corp.*	100	677
Westlake Chemical Corp.	62	1,151
Weyerhaeuser Co.	673	23,690
Worthington Industries, Inc.	200	2,572
WR Grace & Co.*	229	4,818
Zep, Inc.	47	820
Zoltek Cos., Inc.*	100	847
		1,489,269
Telecommunication Services — 0.6%
AboveNet, Inc.*	80	3,774
Alaska Communications Systems Group, Inc.	100	849
American Tower Corp., Class A*	1,265	56,293
AT&T, Inc.	18,185	439,895
Atlantic Tele-Network, Inc.	27	1,115
Cbeyond, Inc.*	100	1,250
CenturyLink, Inc.	896	29,846
Cincinnati Bell, Inc.*	800	2,408
Clearwire Corp., Class A*	455	3,312
Cogent Communications Group, Inc.*	121	917
Consolidated Communications Holdings, Inc.	67	1,140
Crown Castle International Corp.*	868	32,342
Frontier Communications Corp.	876	6,228
General Communication, Inc., Class A*	200	1,518
Global Crossing Ltd.*	78	825
Leap Wireless International, Inc.*	180	2,336
Level 3 Communications, Inc.*	5,500	5,995
MetroPCS Communications, Inc.*	800	6,552
Neutral Tandem, Inc.*	124	1,395
NII Holdings, Inc.*	529	17,203
NTELOS Holdings Corp.	100	1,720
PAETEC Holding Corp.*	323	1,101
Premiere Global Services, Inc.*	200	1,268
Qwest Communications International, Inc.	5,279	27,715
SBA Communications Corp., Class A*	374	12,720
Shenandoah Telecommunications Co.	100	1,774
Sprint Nextel Corp.*	9,199	39,004
Syniverse Holdings, Inc.*	200	4,090
Telephone & Data Systems, Inc.	265	8,053
tw telecom, inc.*	478	7,973
United States Cellular Corp.*	51	2,099
USA Mobility, Inc.	100	1,292
Verizon Communications, Inc.	8,712	244,110
Vonage Holdings Corp.*	830	1,909
Windstream Corp.	1,529	16,146
		986,167
Utilities — 1.2%
AES Corp./The*	1,979	18,286
AGL Resources, Inc.	227	8,131
Allegheny Energy, Inc.	553	11,436
Allete, Inc.	100	3,424
Alliant Energy Corp.	359	11,395
Ameren Corp.	690	16,401
American Electric Power Co., Inc.	1,459	47,126
American States Water Co.	34	1,127
American Water Works Co., Inc.	542	11,165
Aqua America, Inc.	400	7,072
Atmos Energy Corp.	312	8,436
Avista Corp.	200	3,906
Black Hills Corp.	139	3,957
California Water Service Group	49	1,749
Calpine Corp.*	1,099	13,979
CenterPoint Energy, Inc.	1,280	16,845
CH Energy Group, Inc.	49	1,923
Cleco Corp.	200	5,282
CMS Energy Corp.	743	10,885
Consolidated Edison, Inc.	876	37,756
Consolidated Water Co. Ltd.	86	979
Constellation Energy Group, Inc.	538	17,351
Dominion Resources, Inc.	1,866	72,289
DPL, Inc.	356	8,508
DTE Energy Co.	532	24,265
Duke Energy Corp.	4,073	65,168
Dynegy, Inc.*	303	1,167
Edison International	10,708	339,658
El Paso Electric Co.*	114	2,206
Empire District Electric Co./The	100	1,877
Energen Corp.	200	8,866
Entergy Corp.	594	42,542
EQT Corp.	460	16,624
Exelon Corp.	2,054	77,990
FirstEnergy Corp.	919	32,376
Great Plains Energy, Inc.	428	7,285
Hawaiian Electric Industries, Inc.	300	6,834
IDACORP, Inc.	143	4,758
Integrys Energy Group, Inc.	240	10,498
ITC Holdings Corp.	156	8,254
Laclede Group, Inc./The	55	1,822
MDU Resources Group, Inc.	600	10,818
MGE Energy, Inc.	42	1,514
Middlesex Water Co.	71	1,125
Mirant Corp.*	443	4,678
National Fuel Gas Co.	241	11,057
New Jersey Resources Corp.	118	4,154
NextEra Energy, Inc.	1,263	61,584
Nicor, Inc.	158	6,399
NiSource, Inc.	791	11,470
Northeast Utilities	563	14,345
Northwest Natural Gas Co.	74	3,224
NorthWestern Corp.	100	2,620
NRG Energy, Inc.*	737	15,632
NSTAR	350	12,250
NV Energy, Inc.	743	8,775
OGE Energy Corp.	300	10,968
Oneok, Inc.	343	14,835
Ormat Technologies, Inc.	53	1,499
Pepco Holdings, Inc.	688	10,788
PG&E Corp.	1,125	46,237
Piedmont Natural Gas Co., Inc.	258	6,527
Pinnacle West Capital Corp.	331	12,035
PNM Resources, Inc.	300	3,354
Portland General Electric Co.	262	4,802
PPL Corp.	1,118	27,894
Progress Energy, Inc.	870	34,121
Public Service Enterprise Group, Inc.	1,604	50,253
Questar Corp.	518	23,564
RRI Energy, Inc.*	1,134	4,298
SCANA Corp.	368	13,160
Sempra Energy	6,451	301,842
SJW Corp.	40	938
South Jersey Industries, Inc.	100	4,296
Southern Co./The	2,559	85,164
Southwest Gas Corp.	150	4,425
Southwest Water Co.	117	1,226
TECO Energy, Inc.	684	10,308
UGI Corp.	354	9,006
UIL Holdings Corp.	66	1,652
Unisource Energy Corp.	100	3,018
Vectren Corp.	252	5,962
Westar Energy, Inc.	338	7,304
WGL Holdings, Inc.	166	5,649
Wisconsin Energy Corp.	376	19,078
Xcel Energy, Inc.	1,371	28,256
		1,913,702
Total Common Stocks (Active & Passive Domestic Equities)
(Cost $48,991,433)		48,294,196

Investment Companies (Active International & Global Equities) (11.0%)
Dodge & Cox Global Stock Fund	1,359,408	9,719,766
Kayne Anderson Energy Development Co.	72	1,092
Longleaf Partners International Fund*	614,161	7,627,876
Total Investment Companies (Active International & Global Equities)
(Cost $16,051,211)		17,348,734

	Cost	Fair
		Value
Partnerships (Active Domestic & International Equities) (15.9%)
Partnership (Active Domestic Equity) — 0.7%
ValueAct Capital Partners II, L.P.(a)	$ 2,044,683	$ 1,217,000
Partnership (Active International Equity) — 15.2%
Harris Associates International Value, L.P.(a)	8,000,000	13,062,000
Liberty Square Strategic Partners IV (Asia), L.P.(a)	34,413	30,000
Walter Scott International Fund, LLC(a)	9,100,000	10,862,000
Total Partnerships (Active Domestic & International Equities)
(Cost $19,179,096)		25,171,000

TOTAL EQUITY INVESTMENTS
(Cost $84,221,740)		90,813,930

ALTERNATIVE ASSETS (26.9%)
Hedge Funds
Absolute Return
Canyon Value Realization Fund, L.P.(a)	7,956,256	10,894,000
GoldenTree Credit Opportunities, L.P.(a)	3,500,000	3,597,000
Millgate Partners II, L.P.(a)	4,000,000	3,604,000
Perry Partners, L.P.(a)	6,319,727	7,437,000
Taconic Opportunity Fund, L.P.(a)	7,750,000	8,701,000
Equity Hedge
Lansdowne European Strategic Equity Fund, L.P.(a)	3,500,000	4,479,000
Royal Capital Value Fund (QP), L.P.(a)	3,500,000	3,717,000

TOTAL ALTERNATIVE ASSETS
(Cost $36,525,983)		42,429,000

	Principal	Fair
	Amount	Value
FIXED INCOME INVESTMENTS (10.8%)
Certificate of Deposit (0.0%)
Bank of Nova Scotia/TX, 0.79%, due 03/05/12	$ 50,000	$ 49,958

Corporate Bonds (5.8%)
Consumer Discretionary — 0.8%
CBS Corp., 8.88%, due 05/15/19	45,000	56,615
Comcast Corp., 5.15%, due 03/01/20	108,000	113,070
COX Communications, Inc., 5.45%, due 12/15/14	70,000	77,265
Daimler Finance North America LLC, 5.88%, due 03/15/11	100,000	103,037
Daimler Finance North America LLC MTN, Series E, 5.75%, due 09/08/11	99,000	103,093
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 4.75%, due 10/01/14	110,000	116,498
Home Depot, Inc., 5.40%, due 03/01/16	90,000	100,171
NBC Universal, Inc., 3.65%, due 04/30/15(b)	75,000	76,695
News America, Inc., 6.65%, due 11/15/37	59,000	66,216
Nordstrom, Inc., 4.75%, due 05/01/20	80,000	82,853
Omnicom Group, Inc., 5.90%, due 04/15/16	90,000	102,310
Time Warner Cable, Inc., 6.55%, due 05/01/37	44,000	47,424
Time Warner Cable, Inc., 6.75%, due 06/15/39	43,000	47,503
Time Warner Cable, Inc., 7.50%, due 04/01/14	30,000	34,857
Time Warner, Inc., 4.88%, due 03/15/20	55,000	56,720
Time Warner, Inc., 5.50%, due 11/15/11	50,000	52,698
Viacom, Inc., 4.38%, due 09/15/14	31,000	32,949
		1,269,974
Consumer Staples — 0.9%
Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	73,000	78,664
Anheuser-Busch InBev Worldwide, Inc., Series 144a, 1.27%, due 03/26/13(b)(c)	50,000	50,012
Bottling Group LLC, 6.95%, due 03/15/14	70,000	82,613
Coca-Cola Enterprises, Inc., 7.38%, due 03/03/14	25,000	29,799
Costco Wholesale Corp., 5.50%, due 03/15/17	62,000	71,362
CVS Caremark Corp., 3.25%, due 05/18/15	85,000	86,339
CVS Caremark Corp., 6.13%, due 09/15/39	45,000	48,102
Delhaize America, Inc., 9.00%, due 04/15/31	80,000	109,342
Diageo Finance B.V., 3.88%, due 04/01/11	50,000	50,787
Dr Pepper Snapple Group, Inc., 6.82%, due 05/01/18	70,000	83,486
General Mills, Inc., 6.00%, due 02/15/12	69,000	74,344
Genzyme Corp., 3.63%, due 06/15/15(b)	80,000	80,921
Kellogg Co., 5.13%, due 12/03/12	84,000	91,244
Kraft Foods, Inc., 5.38%, due 02/10/20	55,000	58,935
Kroger Co./The, 7.50%, due 01/15/14	35,000	40,903
Kroger Co./The, 7.50%, due 04/01/31	37,000	46,564
PepsiAmericas, Inc., 5.63%, due 05/31/11	50,000	52,034
Reynolds American, Inc., 1.24%, due 06/15/11(c)	20,000	19,868
Safeway, Inc., 7.25%, due 02/01/31	36,000	44,333
Wm. Wrigley Jr. Co., 1.91%, due 06/28/11(b)(c)	70,000	69,987
Wm. Wrigley Jr. Co., 2.45%, due 06/28/12(b)	75,000	75,122
Wm. Wrigley Jr. Co., 3.70%, due 06/30/14(b)	65,000	65,744
		1,410,505
Energy — 0.5%
Canadian Natural Resources Ltd., 4.90%, due 12/01/14	35,000	38,077
EnCana Corp., 6.50%, due 08/15/34	34,000	37,424
Enterprise Products Operating LLC, Series G, 5.60%, due 10/15/14	60,000	65,108
Kinder Morgan Energy Partners, L.P., 5.95%, due 02/15/18	95,000	102,604
Kinder Morgan Energy Partners, L.P., 6.75%, due 03/15/11	50,000	51,758
Marathon Oil Corp., 5.90%, due 03/15/18	16,000	17,658
Petro-Canada, 6.05%, due 05/15/18	51,000	57,427
Petroleos Mexicanos, 6.00%, due 03/05/20(b)	90,000	94,500
Shell International Finance B.V., 1.30%, due 09/22/11	100,000	100,600
TransCanada PipeLines Ltd., 7.25%, due 08/15/38	40,000	48,542
Valero Energy Corp., 6.88%, due 04/15/12	91,000	97,973
		711,671
Financials — 1.6%
American Express Co., 8.13%, due 05/20/19	40,000	49,664
American Express Credit Corp. MTN, Series D, 5.13%, due 08/25/14	75,000	80,690
Ameriprise Financial, Inc., 5.30%, due 03/15/20	36,000	37,611
AngloGold Ashanti Holdings plc, 5.38%, due 04/15/20	80,000	81,221
Bank of America Corp., 4.50%, due 04/01/15	32,000	32,343
Bank of China Hong Kong Ltd., 5.55%, due 02/11/20(b)	100,000	99,458
Bear Stearns Cos., LLC/The, 5.55%, due 01/22/17	50,000	52,380
Boston Properties LP, 6.25%, due 01/15/13	23,000	25,052
Caterpillar Financial Services Corp. MTN, 4.25%, due 02/08/13	54,000	57,604
Chubb Corp., 6.38%, due 03/29/67(c)	80,000	76,800
Citigroup, Inc., 6.01%, due 01/15/15	50,000	52,444
CME Group, Inc., 5.40%, due 08/01/13	45,000	49,641
Credit Suisse AG, 5.40%, due 01/14/20	40,000	39,771
Export-Import Bank of Korea, 5.88%, due 01/14/15	100,000	108,352
General Electric Capital Corp. MTN, 5.88%, due 01/14/38	78,000	76,487
General Electric Capital Corp. GMTN, 6.00%, due 08/07/19	49,000	53,046
General Electric Capital Corp. GMTN, Series A, 3.75%, due 11/14/14	90,000	92,068
General Electric Capital Corp. MTN, Series G, 0.54%, due 09/21/12(c)	50,000	50,106
Goldman Sachs Group, Inc./The, 6.15%, due 04/01/18	25,000	26,188
Goldman Sachs Group, Inc./The, 6.75%, due 10/01/37	15,000	14,705
Goldman Sachs Group, Inc./The MTN, 6.00%, due 05/01/14	26,000	27,941
John Deere Capital Corp., 7.00%, due 03/15/12	45,000	49,414
John Deere Capital Corp. MTN, Series D, 5.35%, due 01/17/12	50,000	53,220
JPMorgan Chase & Co., 1.04%, due 12/02/10(c)	100,000	100,262
JPMorgan Chase & Co., 6.30%, due 04/23/19	50,000	56,475
KeyCorp MTN, Series H, 6.50%, due 05/14/13	50,000	54,694
Landwirtschaftliche Rentenbank, 5.25%, due 07/15/11	75,000	78,599
Macquarie Group Ltd., 6.00%, due 01/14/20(b)	140,000	141,891
Merrill Lynch & Co., Inc. MTN, 6.88%, due 04/25/18	35,000	37,337
MetLife, Inc., 6.75%, due 06/01/16	45,000	50,911
MetLife, Inc., 10.75%, due 08/01/39	35,000	41,599
Morgan Stanley GMTN, 4.10%, due 01/26/15	65,000	63,348
NASDAQ OMX Group, Inc./The, 5.55%, due 01/15/20	60,000	61,231
Nissan Motor Acceptance Corp., 4.50%, due 01/30/15(b)	45,000	46,432
NYSE Euronext, 4.80%, due 06/28/13	60,000	64,891
PACCAR Financial Corp. MTN, 0.80%, due 04/05/13(c)	20,000	19,973
ProLogis, 6.88%, due 03/15/20	55,000	51,984
Prudential Financial, Inc. MTN, Series D, 4.75%, due 09/17/15	85,000	87,756
Simon Property Group LP, 6.13%, due 05/30/18	44,000	48,566
Vornado Realty LP, 4.25%, due 04/01/15	89,000	88,476
Wells Fargo & Co., 4.38%, due 01/31/13	44,000	46,516
Westpac Banking Corp., 1.08%, due 04/08/13(b)(c)	100,000	99,188
		2,526,335
Health Care — 0.5%
Aetna, Inc., 5.75%, due 06/15/11	69,000	71,781
Express Scripts, Inc., 7.25%, due 06/15/19	20,000	24,175
GlaxoSmithKline Capital, Inc., 4.85%, due 05/15/13	45,000	49,199
McKesson Corp., 5.25%, due 03/01/13	47,000	50,726
Medco Health Solutions, Inc., 7.25%, due 08/15/13	45,000	51,914
Pfizer, Inc., 2.49%, due 03/15/11(c)	100,000	101,409
Roche Holdings, Inc., 4.50%, due 03/01/12(b)	73,000	76,871
Teva Pharmaceutical Finance III LLC, 0.94%, due 12/19/11(c)	120,000	120,245
UnitedHealth Group, Inc., 5.25%, due 03/15/11	45,000	46,174
UnitedHealth Group, Inc., 5.38%, due 03/15/16	41,000	44,557
Watson Pharmaceuticals, Inc., 5.00%, due 08/15/14	80,000	85,691
WellPoint, Inc., 5.85%, due 01/15/36	56,000	56,295
Wyeth, 5.50%, due 02/01/14	72,000	80,880
		859,917
Industrials — 0.2%
3M Co. MTN, Series E, 4.50%, due 11/01/11	100,000	104,770
CSX Corp., 6.75%, due 03/15/11	30,000	31,076
Embraer Overseas Ltd., 6.38%, due 01/15/20	80,000	82,096
Ingersoll-Rand Global Holding Co. Ltd., 6.00%, due 08/15/13	45,000	50,029
		267,971
Information Technology — 0.2%
Cisco Systems, Inc., 5.90%, due 02/15/39	45,000	50,021
Discovery Communications LLC, 3.70%, due 06/01/15	42,000	43,060
Grupo Televisa, S.A., 6.00%, due 05/15/18	100,000	107,413
Microsoft Corp., 5.20%, due 06/01/39	34,000	37,184
Western Union Co./The, 5.93%, due 10/01/16	74,000	83,037
		320,715
Materials — 0.4%
ArcelorMittal, 9.85%, due 06/01/19	85,000	106,219
BHP Billiton Finance USA Ltd., 5.00%, due 12/15/10	50,000	50,891
Chevron Phillips, 7.00%, due 03/15/11	35,000	36,152
Dow Chemical Co./The, 4.85%, due 08/15/12	44,000	46,414
Dow Chemical Co./The, 8.55%, due 05/15/19	40,000	48,964
Dow Chemical Co./The, 9.40%, due 05/15/39	35,000	48,678
Rio Tinto Finance USA Ltd., 5.88%, due 07/15/13	105,000	115,043
Vale Overseas Ltd., 5.63%, due 09/15/19	40,000	42,204
Vale Overseas Ltd., 6.25%, due 01/23/17	40,000	43,569
Vale Overseas Ltd., 6.88%, due 11/21/36	49,000	51,083
		589,217
Telecommunication Services — 0.4%
Cellco Partnership / Verizon Wireless Capital LLC, 3.06%, due 05/20/11(c)	50,000	51,114
New Cingular Wireless Services, Inc., 8.13%, due 05/01/12	149,000	166,730
New Cingular Wireless Services, Inc., 8.75%, due 03/01/31	31,000	42,557
Telecom Italia Capital S.A., 6.00%, due 09/30/34	53,000	45,407
Telecom Italia Capital S.A., 6.18%, due 06/18/14	30,000	31,363
Telefonica Emisiones SAU, 2.58%, due 04/26/13	87,000	86,402
Verizon Communications, Inc., 5.85%, due 09/15/35	24,000	24,756
Verizon Communications, Inc., 8.75%, due 11/01/18	62,000	80,598
Vodafone Group plc, 6.15%, due 02/27/37	40,000	41,474
		570,401
Utilities — 0.3%
Dominion Resources, Inc., 5.20%, due 08/15/19	44,000	47,705
Dominion Resources, Inc., 8.88%, due 01/15/19	15,000	19,813
Duke Energy Ohio, Inc., 5.70%, due 09/15/12	55,000	59,500
Exelon Corp., 4.90%, due 06/15/15	90,000	96,113
Exelon Generation Co. LLC, 5.20%, due 10/01/19	25,000	26,595
FPL Group Capital, Inc., 0.77%, due 11/09/12(c)	30,000	30,132
FPL Group Capital, Inc., 6.00%, due 03/01/19	25,000	28,094
KeySpan Corp., 7.63%, due 11/15/10	30,000	30,725
Midamerican Energy Holdings Co., 6.13%, due 04/01/36	62,000	68,260
Pacific Gas & Electric Co., 6.05%, due 03/01/34	42,000	46,860
Wisconsin Energy Corp., 6.50%, due 04/01/11	50,000	51,988
		505,785
Foreign Government Securities (0.4%)
Brazilian Government International Bond, 7.88%, due 03/07/15	70,000	82,950
Chile Government International Bond, 5.50%, due 01/15/13	110,000	120,076
Israel Government International Bond, 5.50%, due 11/09/16	28,000	31,682
Kreditanstalt fuer Wiederaufbau, 1.88%, due 03/15/11	40,000	40,315
Malaysia Government International Bond, 7.50%, due 07/15/11	110,000	116,605
Mexico Government International Bond MTN, Series A, 6.75%, due 09/27/34	42,000	48,405
Peruvian Government International Bond, 8.38%, due 05/03/16	70,000	85,750
Republic of Korea, 4.88%, due 09/22/14	53,000	56,372
South Africa Government International Bond, 6.88%, due 05/27/19	100,000	114,375
		696,530
Municipal Bond (0.0%)
California (0.0%)
California State Build America Bonds, GO , Series 2009, 7.55%, due 04/01/39	70,000	75,114

U.S. Government Agency Mortgage-Backed Securities (2.7%)
Federal Home Loan Mortgage Corp. (0.2%)
6.00%, due 11/01/36	308,096	335,170

Federal National Mortgage Association (2.0%)
5.00%, due 06/01/33	232,289	247,861
5.00%, due 09/01/33	494,875	526,289
5.00%, due 07/25/40, TBA	800,000	846,375
5.50%, due 04/01/34	378,641	408,182
5.50%, due 05/01/34	64,858	69,950
5.50%, due 04/01/36	269,922	290,436
5.50%, due 02/01/37	63,548	68,318
5.50%, due 03/01/37	259,205	278,662
5.85%, due 12/01/36(c)	141,922	150,983
6.00%, due 09/01/37	197,751	215,221
		3,102,277
Government National Mortgage Association (0.5%)
5.50%, due 07/15/40, TBA	410,000	442,928
6.00%, due 01/15/39	247,361	270,033
		712,961
U.S. Government Agency Securities (0.5%)
Federal Home Loan Banks (0.4%)
0.63%, due 05/27/11	250,000	250,074
1.45%, due 01/27/12	320,000	320,212
4.00%, due 09/06/13	20,000	21,640
		591,926
Federal National Mortgage Association (0.1%)
0.61%, due 02/23/12(c)	50,000	50,070
2.63%, due 11/20/14	60,000	62,011
		112,081

U.S. Treasury Securities (1.4%)
U.S. Treasury Bonds (0.2%)
4.63%, due 02/15/40	151,000	169,733
7.13%, due 02/15/23	170,000	235,370
		405,103
U.S. Treasury Notes (1.2%)
1.75%, due 04/15/13	700,000	715,911
2.50%, due 03/31/15	250,000	259,062
2.63%, due 02/29/16	60,000	61,730
2.75%, due 02/15/19	390,000	388,538
3.00%, due 08/31/16	387,000	403,871
3.13%, due 05/15/19	20,000	20,417
		1,849,529
TOTAL FIXED INCOME INVESTMENTS
(Cost $16,262,875)		16,963,140

SHORT-TERM INVESTMENTS (5.2%)
Commercial Paper (0.1%)
JPMorgan Chase & Co., 0.15%, 07/01/10	214,591	214,591

U.S. Government Agency Securities (1.4%)
Federal Home Loan Bank Discount Notes
0.15%, due 07/14/10(d)	750,000	749,956
0.10%, due 08/18/10(d)	750,000	749,903
		1,499,859
Federal National Mortgage Association Discount Note
0.36%, due 04/25/11(d)	750,000	747,765

U.S. Treasury Securities (3.7%)
U.S. Treasury Bills
0.04%, due 07/22/10	1,300,000	1,299,967
0.15%, due 10/14/10	1,250,000	1,249,446
0.16%, due 10/21/10	1,450,000	1,449,278
0.20%, due 12/16/10(e)	50,000	49,952
0.24%, due 05/05/11	1,750,000	1,746,377
		5,795,020
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,254,884)		8,257,235

TOTAL INVESTMENTS (100.4%)
(Cost $145,265,482)(f)		$ 158,463,305
Liabilities in Excess of Other Assets (-0.4%)		(579,663)
NET ASSETS (100.0%)		$ 157,883,642

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF JUNE 30, 2010 (Unaudited)

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Securities were valued at fair value — at June 30, 2010, the Fund held $67,600,000 of fair valued securities, representing 42.8% of net assets.
(b)	Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Variable or floating rate security. Rate disclosed is as of June 30, 2010.
(d)	Zero coupon security. Rate disclosed is yield as of June 30, 2010.
(e)	Security has been pledged as collateral for futures contracts.
(f)	Estimated tax basis approximates book cost.

ADR	— American Depositary Receipt.
GO	— General Obligation.
MTN	— Medium Term Note.
REIT	— Real Estate Investment Trust.
TBA	— Security is subjected to delayed delivery.

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF JUNE 30, 2010 (Unaudited)

At June 30, 2010, cost and unrealized appreciation (depreciation) for U.S.
Federal income tax purposes of the investments of the Fund were estimated as follows:
Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$ 145,265,482	$ 22,476,656	$ (9,278,833)	$ 13,197,823

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS (CONCLUDED)
AS OF JUNE 30, 2010 (Unaudited)

				(in U.S. dollars)
Futures Contracts:
Kiewit Investment Fund LLLP had the following futures contract(s) open at June 30, 2010.

	Number of Contracts	Notional Market Value	Expiration Date	Net Unrealized Depreciation
Long:
E-mini S&P 500 Index	5	$ 256,650	September-10	$ (13,333)

KIEWIT INVESTMENT FUND LLLP
NOTES TO SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (Unaudited)

Kiewit Investment Fund LLLP (the ‘‘Fund’’) is a Delaware limited liability limited partnership registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a non-diversified, closed-end management investment company. The Fund is organized as an ‘‘employees’ securities company’’ under the 1940 Act and has received an order from the Securities and Exchange Commission exempting the Fund from certain provisions of the 1940 Act. The Fund commenced investment operations on August 24, 2005.

The Fund’s investment objective is long-term capital growth with consideration given to consistency of returns. There is no assurance that the Fund will achieve its investment objective.

The Fund is designed as a long-term investment vehicle primarily for current full-time and former employees of Peter Kiewit Sons’, Inc. (‘‘Kiewit’’) and its affiliated companies who are or were participants in the Kiewit Employee Ownership Plan or were holders of Kiewit’s $0.01 par value common stock and members of each such person’s immediate family.

A. Summary of Significant Accounting Policies: The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require the Fund to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. In June 2009, the Financial Accounting Standards Board (“FASB”) announced that effective for financial statements issued for interim and annual periods ending after

September 15, 2009, FASB Accounting Standards CodificationTM (“ASC” or the “Codification”) would become the sole source of authoritative generally accepted accounting principles. Accordingly, these Notes to Financial Statements no longer contain references to pre-Codification accounting standards.

1. Security Valuation:

Some Fund securities are priced daily, but for purposes of determining Net Asset Value, all securities are priced on the last business day of each quarter. In computing net asset value, securities and assets of the Fund are valued at market value, if market quotations are readily available, or are valued at fair value as determined in accordance with procedures adopted by the Fund’s Board of Directors (the ‘‘Board’’). The Board has approved procedures pursuant to which the Fund may value its investments in private investment funds managed by third parties (‘‘Portfolio Funds’’) at fair value. As a general matter, the fair value of the Fund’s interest in a private investment fund represents the amount that the Fund believes it reasonably could expect to receive from a Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund’s valuation procedures require the Fund’s Valuation Committee, which consists of the investment adviser, Hall Capital Partners LLC (‘‘Hall Capital Partners’’ or the “Adviser’’) and the Fund officers, to consider all relevant information available at the time the Fund values its portfolio, including the most recent final or estimated value reported by the Portfolio Funds. The Valuation Committee will consider such information, including the possibility that redemption rights might be restricted or eliminated by the Portfolio Funds in the future in accordance with the underlying fund agreements, and may conclude in certain circumstances that the information provided by the portfolio manager of a Portfolio Fund does not represent the fair value of the Fund’s interest in the Portfolio Fund.

WIT INVESTMENT FUND LLLP

2. Fair Value Measurements:

The Fund adopted ASC 820, “Fair Value Measurements and Disclosure”, which defines fair value as the “price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date.” In determining fair value, the fund uses various valuation approaches. ASC 820 establishes a fair value hierarchy for inputs used to measure fair value. The hierarchy gives the highest priority to adjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices in active markets for identical assets

Level 2 – Other significant observable inputs (including quoted prices for similar securities)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Partnerships and hedge funds with redemptions available monthly or quarterly are classified as Level 2, while investments with less frequent redemptions (i.e. semi-annual or annual) are classified as Level 3. In addition, partnerships and hedge funds may restrict redemptions under certain circumstances; however, as of June 30, 2010, none of the Fund’s partnership or hedge fund investments had restricted redemptions or unfunded commitments.

.

The following table summarizes the inputs used to value the Fund’s investments as of June 30, 2010 carried at value:

Investment Type	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Investments
Common Stocks	$48,294,196	$ ──	$ ──	$48,294,196
Investment Companies	17,348,734	──	──	17,348,734
Partnership	──	23,924,000	1,247,000	25,171,000
Alternative Assets
Hedge Funds	──	16,784,000	25,645,000	42,429,000
Fixed Income Investments
Certificate of Deposit	──	49,958	──	49,958
Corporate Bonds	──	9,032,491	──	9,032,491
U.S. Government Agency and Mortgage-Backed Securities	──	4,854,415	──	4,854,415
U.S. Treasury Securities	──	2,254,632	──	2,254,632
Other		771,644	──	771,644
Short-Term Investments	──	8,257,235	──	8,257,235
Other Financial Instruments*	(13,333)	──	──	(13,333)
Total	$65,629,597	$65,928,375	$26,892,000	$158,449,972

***IEWIT INVESTMENT FUND LLLP

*Other financial instruments include futures.

The following table includes a roll forward of the amounts classified within Level 3 for the 3 months ended June 30, 2010:

Investments in Securities
Balance as of 3/31/10	$ 27,068,170
Realized loss	(64,534)
Unrealized gain	63,872
Purchases	──
Sales	(175,508)
Transfer out of Level 3	──
Balance as of 06/30/10	$ 26,892,000

3. Futures:

Financial futures contracts (secured by cash and securities deposited with brokers as ‘‘initial margin’’) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as ‘‘variation margin’’) are accounted for as unrealized appreciation (depreciation). Futures contracts may be used by the Fund in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities.  Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily correlates with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

4. Real Estate Investment Trusts:

At June 30, 2010, the Fund held common stock real estate investment trusts (“REITs”) that are included in the Russell 3000 Index. REITs are real estate companies that pool investors’ funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.

5. New Accounting Pronouncement:

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about the amounts and reasons for significant transfers in and out of Level 1 and 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlement in the roll forward of activity in Level 3 fair value measures. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

B. Concentration Risk: The Fund may concentrate its investments in issuers of one or more particular industries. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

C. Subsequent Event: Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Item 2.  Controls and Procedures.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kiewit Investment Fund LLLP

By:

/s/ Eric Olson

Eric Olson

President and Chief Executive Officer

August 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Eric Olson

Eric Olson

President and Chief Executive Officer

August 18, 2010

By:

/s/ Denise A. Meredith

Denise A. Meredith

Treasurer and Chief Financial Officer

August 18, 2010